SFT Balanced Stabilization Fund

Investments in Securities

March 31, 2023

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (39.0%)
Government Obligations (4.9%)
U.S. Government Agencies and Obligations (4.9%)
Federal Home Loan Mortgage Corporation (0.0%)
3.000%, 09/01/43	$50,924	$46,690
3.500%, 10/01/44	53,242	50,458
3.500%, 11/01/44	51,756	49,050
3.500%, 12/01/44	56,564	53,608
		199,806
Federal National Mortgage Association (0.1%)
3.000%, 04/01/43	78,840	72,418
3.000%, 05/01/43	26,124	24,000
3.000%, 06/01/43	116,251	106,788
3.500%, 08/01/42	52,390	49,978
3.500%, 02/01/43	70,066	67,767
		320,951
U.S. Treasury (4.8%)
U.S. Treasury Bond
4.000%, 11/15/42	5,530,000	5,669,978
4.000%, 11/15/52	1,200,000	1,268,063
U.S. Treasury Note
1.000%, 12/15/24	15,500,000	14,681,406
3.875%, 12/31/27	9,350,000	9,440,578
		31,060,025
Total government obligations (cost: $32,007,326)		31,580,782
Other Mortgage-Backed Securities (0.2%)
Commercial Mortgage-Backed Securities (0.2%)
Bank, Series 2019-BNK18, Class A4, 3.584%, 05/15/62	1,500,000	1,367,906
Total other mortgage-backed securities (cost: $1,543,112)		1,367,906
Corporate Obligations (33.9%)
Basic Materials (0.8%)
Chemicals (0.4%)
Celanese U.S. Holdings LLC, 6.330%, 07/15/29	1,500,000	1,514,878
Nutrien Ltd., 3.000%, 04/01/25 (b)	1,000,000	959,159
		2,474,037
Mining (0.4%)
Anglo American Capital PLC, 2.625%, 09/10/30 (b) (c)	2,000,000	1,660,442
FMG Resources August Pty. Ltd., 6.125%, 04/15/32 (b) (c)	1,000,000	948,750
		2,609,192
Communications (1.5%)
Cable/Satellite TV (0.3%)
Comcast Corp.
2.887%, 11/01/51	1,319,000	895,853
2.937%, 11/01/56	327,000	215,923
4.200%, 08/15/34 (d)	500,000	476,722
		1,588,498
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
2.550%, 12/01/33	943,000	757,505
3.550%, 09/15/55	1,405,000	1,000,109
3.800%, 12/01/57	75,000	55,551
4.500%, 05/15/35	1,000,000	933,618
Verizon Communications, Inc., 2.987%, 10/30/56	1,194,000	775,387
		3,522,170
Media (0.4%)
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.750%, 02/15/28	1,500,000	1,386,499

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Paramount Global, 4.000%, 01/15/26	$250,000	$241,097
Walt Disney Co., 4.950%, 10/15/45	1,000,000	966,125
		2,593,721
Telecommunication (0.2%)
Crown Castle Towers LLC, 3.663%, 05/15/45 (c)	1,000,000	960,676
Vodafone Group PLC, 4.125%, 05/30/25 (b)	500,000	494,197
		1,454,873
Wireless Telecommunication Services (0.0%)
Rogers Communications, Inc., 4.100%, 10/01/23 (b)	250,000	248,460

Consumer Cyclical (1.2%)
Consumer Staples Distribution & Retail (0.3%)
Kroger Co.
4.450%, 02/01/47	1,000,000	878,839
5.150%, 08/01/43	1,100,000	1,039,436
		1,918,275
Entertainment (0.2%)
Warnermedia Holdings, Inc., 5.141%, 03/15/52 (c)	1,400,000	1,127,783

Home Furnishings (0.1%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	979,188

Retail (0.6%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	967,058
Lowe's Cos., Inc., 5.625%, 04/15/53	2,250,000	2,252,151
Target Corp., 3.500%, 07/01/24 (d)	750,000	739,692
		3,958,901
Consumer Discretionary (0.3%)
Broadline Retail (0.3%)
Amazon.com, Inc.
3.875%, 08/22/37	1,000,000	928,738
4.050%, 08/22/47	1,000,000	902,833
		1,831,571
Consumer Staples (0.4%)
Consumer Products — Miscellaneous (0.1%)
SC Johnson & Son, Inc., 3.350%, 09/30/24 (c)	750,000	729,239

Household Products (0.1%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	848,671

Personal Care (0.2%)
Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	899,104

Consumer, Non-cyclical (3.7%)
Agricultural Operations (0.4%)
Cargill, Inc.
3.125%, 05/25/51 (c)	1,000,000	727,849
4.375%, 04/22/52 (c)	2,150,000	1,988,161
		2,716,010
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/38	1,000,000	949,424
Constellation Brands, Inc., 5.250%, 11/15/48	2,050,000	1,972,688
		2,922,112
Biotechnology (0.6%)
Amgen, Inc., 4.050%, 08/18/29	2,000,000	1,929,698
Bio-Rad Laboratories, Inc., 3.700%, 03/15/32	2,000,000	1,809,780
		3,739,478
Commercial Service — Finance (0.0%)
Moody's Corp., 4.875%, 02/15/24	250,000	248,247

Commercial Services (0.3%)
Ashtead Capital, Inc., 5.500%, 08/11/32 (c)	2,000,000	1,948,132

Diagnostic Equipment (0.3%)
Abbott Laboratories
3.875%, 09/15/25	750,000	742,256

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

4.750%, 11/30/36	$1,000,000	$1,039,014
4.750%, 04/15/43	250,000	250,906
		2,032,176
Drugstore Chains (0.0%)
CVS Pass-Through Trust, 6.943%, 01/10/30	120,428	126,087

Food (0.3%)
Mars, Inc., 3.950%, 04/01/49 (c)	1,000,000	861,148
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	946,320
		1,807,468
Food Products (0.1%)
General Mills, Inc., 3.000%, 02/01/51	1,002,000	724,544

Pharmaceuticals (1.2%)
AbbVie, Inc.
3.600%, 05/14/25	1,000,000	979,697
3.800%, 03/15/25	670,000	658,753
4.400%, 11/06/42	1,000,000	912,003
4.450%, 05/14/46	1,000,000	901,219
Becton Dickinson & Co., 4.298%, 08/22/32	2,000,000	1,927,100
Bristol-Myers Squibb Co.
3.250%, 11/01/23	500,000	495,314
3.875%, 08/15/25	229,000	224,741
Novartis Capital Corp., 3.400%, 05/06/24 (d)	500,000	493,361
Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/28 (b)	1,000,000	1,005,786
		7,597,974
Energy (2.0%)
Oil & Gas (1.2%)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	933,355
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	987,907
Chevron USA, Inc., 3.900%, 11/15/24	1,000,000	993,319
Coterra Energy, Inc., 3.900%, 05/15/27	1,000,000	950,734
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	731,686
Phillips 66, 4.650%, 11/15/34	1,000,000	955,118
TotalEnergies Capital International SA, 3.750%, 04/10/24 (b)	750,000	743,846
Valero Energy Corp., 4.350%, 06/01/28	1,000,000	977,499
		7,273,464
Pipelines (0.8%)
Energy Transfer LP
4.250%, 04/01/24	1,000,000	982,637
4.900%, 03/15/35	1,000,000	929,751
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	250,000	250,670
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	731,477
MPLX LP, 4.950%, 09/01/32	2,000,000	1,948,906
Williams Cos., Inc., 3.750%, 06/15/27	500,000	477,880
		5,321,321
Financial (11.2%)
Banks (6.6%)
Associated Banc-Corp., 4.250%, 01/15/25	750,000	716,924
Bank of America Corp.
Series L, 3.950%, 04/21/25	1,000,000	967,465
Series L, 4.183%, 11/25/27	1,000,000	962,514
4.244%, 04/24/38 (3-Month USD LIBOR + 1.814%) (e)	1,000,000	898,232
4.948%, 07/22/28 (SOFRRATE + 2.040%) (e)	1,500,000	1,484,376
Bank of New York Mellon Corp.
3.442%, 02/07/28 (3-Month USD LIBOR + 1.069%) (e)	1,000,000	947,221
5.834%, 10/25/33 (SOFRRATE + 2.074%) (e)	1,000,000	1,062,254
Capital One Financial Corp.
4.250%, 04/30/25	1,500,000	1,428,586
5.468%, 02/01/29 (SOFRRATE + 2.080%) (e)	1,500,000	1,460,383
Citigroup, Inc.
3.300%, 04/27/25	750,000	723,392
3.980%, 03/20/30 (SOFRRATE + 1.600%) (e)	1,000,000	929,146
4.650%, 07/23/48	1,250,000	1,157,125
4.750%, 05/18/46 (f)	1,200,000	1,054,585
Comerica Bank, 5.332%, 08/25/33 (SOFRRATE + 2.610%) (e)	2,000,000	1,724,646
Discover Bank, 4.250%, 03/13/26	500,000	480,526

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Fifth Third Bank NA, 3.950%, 07/28/25	$1,000,000	$941,505
First Republic Bank
4.375%, 08/01/46	575,000	310,500
4.625%, 02/13/47	1,379,000	744,660
Goldman Sachs Group, Inc.
3.850%, 01/26/27	1,000,000	959,171
4.482%, 08/23/28 (SOFRRATE + 1.725%) (e)	2,000,000	1,952,504
5.150%, 05/22/45 (f)	1,000,000	937,770
JPMorgan Chase & Co.
3.125%, 01/23/25	1,000,000	970,123
3.328%, 04/22/52 (SOFRRATE + 1.580%) (e)	2,000,000	1,455,348
KeyBank NA, 4.390%, 12/14/27	3,000,000	2,735,301
M&T Bank Corp., 4.553%, 08/16/28 (SOFRRATE + 1.780%) (e)	3,000,000	2,767,029
Morgan Stanley
2.802%, 01/25/52 (SOFRRATE + 1.430%) (e)	2,000,000	1,321,174
6.342%, 10/18/33 (SOFRRATE + 2.560%) (e)	1,000,000	1,091,120
PNC Bank NA
3.800%, 07/25/23	250,000	248,502
4.050%, 07/26/28	1,000,000	946,487
SVB Financial Group, 2.100%, 05/15/28 (f) (h)	2,000,000	1,200,000
Synchrony Bank, 5.400%, 08/22/25	1,000,000	936,305
Truist Bank, 2.750%, 05/01/23	250,000	249,460
Truist Financial Corp., 6.123%, 10/28/33 (SOFRRATE + 2.300%) (e)	2,000,000	2,085,642
U.S. Bancorp, 5.850%, 10/21/33 (SOFRRATE + 2.090%) (e)	1,000,000	1,040,243
Wells Fargo & Co.
3.068%, 04/30/41 (SOFRRATE + 2.530%) (e)	1,600,000	1,192,971
4.750%, 12/07/46 (f)	2,300,000	1,990,558
		42,073,748
Finance (0.9%)
Allied World Assurance Co. Holdings Ltd., 4.350%, 10/29/25 (b)	1,290,000	1,248,564
Intercontinental Exchange, Inc., 4.350%, 06/15/29	3,000,000	2,958,003
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 2.625%, 10/15/31	2,000,000	1,541,980
		5,748,547
Financial Services (0.9%)
American Express Co.
3.300%, 05/03/27	1,000,000	949,784
4.050%, 12/03/42	2,000,000	1,818,496
CME Group, Inc., 3.000%, 03/15/25	1,000,000	967,515
Discover Financial Services, 3.750%, 03/04/25	1,000,000	938,941
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	931,755
		5,606,491
Insurance (1.2%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	844,066
Assured Guaranty U.S. Holdings, Inc., 5.000%, 07/01/24	330,000	327,497
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (c)	750,000	745,355
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	866,320
Metropolitan Life Global Funding I, 1.550%, 01/07/31 (c)	3,000,000	2,381,898
Principal Life Global Funding II, 1.500%, 08/27/30 (c)	3,000,000	2,304,858
		7,469,994
Property / Casualty Insurance (0.1%)
Arch Capital Finance LLC, 4.011%, 12/15/26 (d)	1,000,000	965,897

Real Estate Investment Trust — Diversified (0.1%)
Kite Realty Group Trust, 4.000%, 03/15/25 (d)	1,000,000	942,612

Real Estate Investment Trust — Health Care (0.7%)
Healthcare Realty Holdings LP
3.750%, 07/01/27	1,000,000	940,565
3.875%, 05/01/25	1,000,000	962,188
Physicians Realty LP, 4.300%, 03/15/27	1,000,000	965,769
Welltower OP LLC, 4.125%, 03/15/29	1,500,000	1,371,502
		4,240,024
Real Estate Investment Trust — Office Property (0.1%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	483,454

Real Estate Investment Trust — Shopping Centers (0.0%)
Retail Opportunity Investments Partnership LP, 5.000%, 12/15/23	250,000	245,421

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Real Estate Investment Trust — Single Tenant (0.1%)
Office Properties Income Trust, 4.500%, 02/01/25	$750,000	$646,875

Specialized REITs (0.5%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	946,015
Crown Castle, Inc., 4.750%, 05/15/47	1,000,000	868,241
Essex Portfolio LP, 3.500%, 04/01/25	1,000,000	966,495
Goodman U.S. Finance Four LLC, 4.500%, 10/15/37 (c)	500,000	413,756
		3,194,507
Health Care (0.8%)
Health Care Providers & Services (0.4%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	793,225
Elevance Health, Inc., 4.375%, 12/01/47	1,000,000	890,053
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	248,135
UnitedHealth Group, Inc., 3.750%, 07/15/25 (d)	1,000,000	988,409
		2,919,822
Pharmaceuticals (0.4%)
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	974,783
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,048,309
Mylan, Inc., 4.200%, 11/29/23	500,000	495,115
		2,518,207
Industrials (4.0%)
Aerospace & Defense (0.8%)
General Dynamics Corp., 3.500%, 05/15/25	1,000,000	977,693
L3Harris Technologies, Inc., 3.832%, 04/27/25	1,000,000	974,164
Raytheon Technologies Corp.
3.700%, 12/15/23	500,000	494,727
4.050%, 05/04/47	1,000,000	864,520
4.125%, 11/16/28	1,500,000	1,476,999
		4,788,103
Air Freight & Logistics (0.1%)
FedEx Corp., 4.400%, 01/15/47	1,000,000	857,189

Building Products (0.4%)
CRH America Finance, Inc., 4.400%, 05/09/47 (c)	1,000,000	844,044
Mohawk Industries, Inc., 3.625%, 05/15/30	2,000,000	1,813,434
		2,657,478
Containers & Packaging (0.3%)
Amcor Finance USA, Inc., 4.500%, 05/15/28	1,000,000	988,805
Sealed Air Corp., 6.875%, 07/15/33 (c)	1,000,000	1,010,000
		1,998,805
Electrical Equipment (0.9%)
Flex Ltd.
4.750%, 06/15/25 (b)	1,000,000	982,726
4.875%, 06/15/29 (b)	1,000,000	958,848
General Motors Financial Co., Inc., 5.000%, 04/09/27	2,000,000	1,970,238
Jabil, Inc., 3.600%, 01/15/30	2,000,000	1,792,812
		5,704,624
Environmental Control (0.2%)
Republic Services, Inc., 3.950%, 05/15/28	1,000,000	973,476

Ground Transportation (0.0%)
Kansas City Southern, 4.300%, 05/15/43	250,000	217,343

Industrial Conglomerates (0.1%)
3M Co., 3.625%, 10/15/47	1,000,000	769,244

Machinery (0.3%)
Caterpillar, Inc., 3.250%, 04/09/50	2,300,000	1,814,551

Miscellaneous Manufacturing (0.4%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	952,516

Textron, Inc.
3.875%, 03/01/25	750,000	734,969
4.300%, 03/01/24	500,000	494,447
		2,181,932

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Transportation (0.2%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	$350,000	$345,567
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.900%, 02/01/24 (c)	1,000,000	984,069
		1,329,636
Trucking & Leasing (0.3%)
GATX Corp.
3.250%, 03/30/25	1,000,000	956,700
4.550%, 11/07/28	1,000,000	971,775
		1,928,475
Information Technology (1.7%)
Communications Equipment (0.2%)
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	1,004,575

Computers (0.8%)
Apple, Inc., 4.375%, 05/13/45 (d)	1,000,000	968,852
Dell International LLC/EMC Corp., 6.200%, 07/15/30	2,000,000	2,092,098
Leidos, Inc., 4.375%, 05/15/30	2,000,000	1,880,000
		4,940,950
Interactive Media & Services (0.1%)
eBay, Inc., 3.450%, 08/01/24	750,000	734,503

IT Services (0.3%)
Global Payments, Inc.
4.800%, 04/01/26	750,000	734,723
5.300%, 08/15/29	1,500,000	1,468,390
		2,203,113
Software (0.3%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	978,200
Oracle Corp., 3.800%, 11/15/37	1,000,000	830,116
		1,808,316
Materials (0.6%)
Chemicals (0.5%)
Mosaic Co., 5.450%, 11/15/33	200,000	200,436
Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	972,900
Yara International ASA
3.148%, 06/04/30 (b) (c)	1,000,000	834,737
4.750%, 06/01/28 (b) (c)	1,000,000	951,539
		2,959,612
Construction Materials (0.1%)
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	865,040

Technology (0.8%)
Semiconductor Equipment (0.5%)
Broadcom, Inc., 3.419%, 04/15/33 (c)	2,000,000	1,665,410
Micron Technology, Inc., 2.703%, 04/15/32	2,000,000	1,603,400
		3,268,810
Software (0.3%)
VMware, Inc., 1.400%, 08/15/26	1,800,000	1,591,495

Transportation (1.2%)
Passenger Airlines (0.7%)
Air Canada Pass Through Trust, Series 2015-2A, 4.125%, 06/15/29 (b) (c)	760,708	669,423
American Airlines Pass Through Trust, Series 2015-2, Class A, 4.000%, 03/22/29	668,404	588,196
British Airways Pass Through Trust, Series 2013-1, Class A, 4.625%, 12/20/25 (c)	338,085	327,097
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/28 (c)	2,000,000	1,919,078
United Airlines Pass Through Trust
Series 2018-1, Class AA, 3.500%, 09/01/31	953,746	845,228
Series 2013-1, Class A, 4.300%, 02/15/27	144,545	137,545
		4,486,567
Transport — Rail (0.5%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	492,393
Union Pacific Corp.
3.750%, 03/15/24	500,000	494,274

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

5.375%, 06/01/33	$2,500,000	$2,569,733
		3,556,400
Utilities (3.7%)
Electric Utilities (2.6%)
Alabama Power Co., 3.125%, 07/15/51	2,000,000	1,389,116
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	804,931
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	831,116
CenterPoint Energy Houston Electric LLC, Series AJ, 4.850%, 10/01/52	3,150,000	3,047,162
Duke Energy Corp., 4.500%, 08/15/32	1,000,000	965,805
Duke Energy Florida LLC, 5.950%, 11/15/52	1,000,000	1,107,152
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	776,389
Entergy Texas, Inc., 3.450%, 12/01/27	3,000,000	2,784,981
Northern States Power Co., 3.750%, 12/01/47	1,000,000	756,585
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	614,984
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	831,166
Wisconsin Power & Light Co., 3.950%, 09/01/32	3,000,000	2,812,935
		16,722,322
Electric — Integrated (0.0%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	248,161

Gas Utilities (0.7%)
National Fuel Gas Co.
4.750%, 09/01/28	1,000,000	957,185
5.200%, 07/15/25	1,000,000	994,225
ONEOK, Inc.
4.000%, 07/13/27	500,000	475,409
4.350%, 03/15/29	1,500,000	1,413,294
Washington Gas Light Co., Series K, 3.796%, 09/15/46	1,000,000	789,890
		4,630,003
Multi-Utilities (0.2%)
Atmos Energy Corp., 4.125%, 03/15/49	750,000	642,520
Eastern Energy Gas Holdings LLC, 3.550%, 11/01/23	250,000	246,932
		889,452
Water Utilities (0.2%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	802,932
Aquarion Co., 4.000%, 08/15/24 (c)	500,000	493,692
		1,296,624
Total corporate obligations (cost: $227,356,307)		216,723,094
Total long-term debt securities (cost: $260,906,745)		249,671,782

	Shares
Mutual Funds (49.7%)
Investment Companies (49.7%)
iShares Core S&P 500 ETF	105,440	43,344,275
SFT Index 500 Fund (g)	14,224,618	252,213,458
SPDR S&P 500 ETF Trust (d)	36,170	14,807,636
Vanguard S&P 500 ETF	20,175	7,587,212
Total mutual funds (cost: $168,921,296)		317,952,581

Short-Term Securities (9.3%)
Investment Companies (9.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.700%	59,566,230	59,566,230
Total short-term securities (cost: $59,566,230)		59,566,230
Total investments excluding purchased options (98.0%) (cost: $489,394,271)		627,190,593
Total purchased options outstanding (0.1%) (cost: $662,586)		252,408
Total investments in securities (cost: $490,056,857) (i)		627,443,001
Cash and other assets in excess of liabilities (1.9%)		12,329,173
Total net assets (100.0%)		$639,772,174

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Investments in Securities Legend

(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Foreign security: The Fund held 1.8% of net assets in foreign securities at March 31, 2023.
(c)	Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.
(e)	Variable rate security.
(f)	Pursuant to the Fund’s Liquidity Risk Management Program, this security has been determined to be illiquid by the Fund’s Liquidity Risk Management Program Administrator.
(g)	Affiliated security.
(h)	In default due to bankruptcy.
(i)	At March 31, 2023, the cost of investments for federal income tax purposes was $492,075,486. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$158,428,435
Gross unrealized depreciation	(20,657,722)
Net unrealized appreciation	$137,770,713

Holdings of Open Futures Contracts

On March 31, 2023, securities with an aggregate market value of $18,438,710 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation) (a)
S&P 500 E-Mini Index Future	June 2023	267	Long	$52,799,963	$55,238,963	$2,439,000

Put Options Purchased:

The Fund had the following put options purchased open at March 31, 2023:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$3,880	April 2023	78	$7,800	$139,230
S&P 500 Index	3,840	April 2023	78	7,800	113,178
					$252,408

Put Options Written:

The Fund had the following put options written open at March 31, 2023:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$3,430	April 2023	78	$7,800	$(16,770)
S&P 500 Index	3,480	April 2023	78	7,800	(19,032)
					$(35,802)

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities

March 31, 2023

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (106.0%)
Government Obligations (58.3%)
Other Government Obligations (0.8%)
Provincial or Local Government Obligations (0.8%)
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, Series A, 5.450%, 09/01/40	$1,185,000	$1,219,555
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	693,000	735,114
Ohio Water Development Authority, Series A2, 4.817%, 12/01/30	250,000	255,462
Port Authority of New York & New Jersey, 4.458%, 10/01/62	1,150,000	1,058,218
Texas A&M University, Series D, 4.000%, 05/15/31	325,000	313,550
		3,581,899
U.S. Government Agencies and Obligations (57.5%)
Export-Import Bank of the United States (0.0%)
Export-Import Bank of the U.S., 2.578%, 12/10/25	28,807	27,931

Federal Home Loan Mortgage Corporation (6.9%)
2.000%, 11/01/51	5,174,898	4,282,455
2.500%, 04/01/28	55,191	51,930
2.500%, 01/01/52	1,864,338	1,608,523
2.500%, 03/01/52	7,870,165	6,788,606
3.000%, 08/01/42	268,063	249,061
3.000%, 12/01/42	105,002	97,573
3.000%, 01/01/43	148,946	130,005
3.000%, 02/01/43	363,940	339,752
3.000%, 04/01/43	513,723	475,816
3.000%, 10/25/46	44,863	41,011
3.000%, 02/01/52	3,582,384	3,220,076
3.500%, 10/01/25	35,259	33,777
3.500%, 05/01/32	78,749	76,436
3.500%, 03/01/42	370,668	358,435
3.500%, 08/01/42	314,365	303,984
3.500%, 05/25/45	180,629	162,406
4.000%, 09/01/40	315,864	313,898
4.000%, 11/01/40	568,936	563,449
4.000%, 02/01/41	133,048	132,061
4.000%, 03/01/41	140,451	139,371
4.000%, 08/01/52	5,331,470	5,093,159
4.000%, 11/01/52 (b)	3,726,953	3,562,813
4.500%, 04/01/23	60	56
4.500%, 09/01/40	42,149	42,412
4.500%, 01/01/41	213,299	214,634
4.500%, 02/01/41	125,045	125,830
4.500%, 03/01/41	270,022	273,843
4.500%, 04/01/41	224,404	227,355
5.000%, 05/01/29	10,022	10,162
5.000%, 04/01/35	38,607	39,589
5.000%, 08/01/35	23,109	23,384
5.000%, 11/01/35	39,285	40,390
5.000%, 11/01/39	234,847	242,579
5.000%, 04/01/40	74,967	77,440
5.000%, 08/01/40	47,546	49,108
5.500%, 11/01/23	6,568	6,242
5.500%, 05/01/34	314,961	328,014
5.500%, 10/01/34	82,413	81,627
5.500%, 07/01/35	132,239	137,264
5.500%, 10/01/35	135,895	137,962
5.500%, 12/01/38	61,690	61,811
5.795%, 10/25/29 (1-Month USD LIBOR + 0.950%) (c)	327,750	317,584
6.000%, 11/01/33	140,146	148,456
6.250%, 12/15/23	1,985	1,982
6.500%, 09/01/32	16,113	16,905
6.500%, 11/01/32	14,248	15,731
6.500%, 06/01/36	90,727	92,598
7.000%, 12/01/37	23,549	24,911
		30,762,466

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Federal National Mortgage Association (28.5%)
2.000%, 11/01/51	$10,151,173	$8,400,551
2.000%, 05/11/53 TBA (b)	20,200,000	16,687,094
2.500%, 03/01/27	80,059	74,963
2.500%, 11/01/27	126,744	120,091
2.500%, 03/01/28	99,865	95,487
2.500%, 07/01/28	134,921	127,054
2.500%, 12/01/51	2,616,962	2,255,361
2.500%, 03/01/52	2,726,890	2,349,513
2.500%, 04/01/52	2,454,160	2,113,738
2.500%, 04/01/52 (b)	2,081,508	1,803,914
2.500%, 05/11/53 TBA (b)	25,300,000	21,809,391
3.000%, 11/01/27	58,691	56,653
3.000%, 09/01/42	71,336	65,351
3.000%, 01/01/46	69,343	63,289
3.000%, 02/25/52 TBA (b)	17,100,000	15,331,219
3.000%, 04/01/52	5,953,519	5,332,850
3.000%, 06/01/52	489,590	438,929
3.500%, 11/01/25	40,939	40,327
3.500%, 01/01/26	52,697	51,902
3.500%, 12/01/32	75,444	74,254
3.500%, 11/01/40	250,885	235,232
3.500%, 01/01/41	277,306	262,412
3.500%, 02/01/41	336,450	320,181
3.500%, 04/01/41	174,328	163,758
3.500%, 11/01/41	960,111	903,860
3.500%, 12/01/41	194,520	184,834
3.500%, 05/01/42	101,760	95,585
3.500%, 01/01/43	227,292	216,387
3.500%, 02/01/43	280,263	271,067
3.500%, 05/01/43	899,704	864,394
3.500%, 03/25/52 TBA (b)	3,600,000	3,342,375
4.000%, 12/01/40	37,635	37,079
4.000%, 04/01/41	554,803	537,451
4.000%, 09/01/41	149,564	148,021
4.000%, 11/01/41	88,927	87,398
4.000%, 06/01/42	257,717	256,454
4.000%, 09/01/43	162,538	159,589
4.000%, 06/25/52 TBA (b)	3,050,000	2,915,609
4.500%, 04/01/25	5,780	5,789
4.500%, 05/25/34	537,000	537,058
4.500%, 05/01/35	84,714	86,158
4.500%, 07/01/35	219,410	216,888
4.500%, 09/01/37	76,806	75,924
4.500%, 06/01/39	80,436	81,311
4.500%, 04/01/41	688,554	697,018
4.500%, 07/01/41	461,047	467,433
4.500%, 07/01/47	193,869	195,285
4.500%, 05/12/52 TBA (b)	650,000	636,264
4.500%, 08/01/52	6,031,210	5,903,293
4.500%, 04/13/53 TBA (b)	3,575,000	3,499,590
5.000%, 06/25/23	705	701
5.000%, 07/01/23	838	841
5.000%, 11/01/33	92,550	94,744
5.000%, 03/01/34	73,175	75,227
5.000%, 05/01/34	15,477	15,562
5.000%, 12/01/34	87,325	89,391
5.000%, 07/01/35	80,043	83,014
5.000%, 08/01/35	33,387	34,272
5.000%, 03/01/38	35,333	36,527
5.000%, 04/01/38	66,227	68,353
5.000%, 06/01/39	57,363	59,196
5.000%, 12/01/39	210,046	216,770
5.000%, 06/01/40	26,462	27,359
5.000%, 04/01/41	206,263	213,195
5.000%, 05/11/53 TBA (b)	15,000,000	14,946,095
5.500%, 08/01/23	636	626
5.500%, 02/01/24	2,997	3,034
5.500%, 04/01/33	322,500	335,082
5.500%, 05/01/33	4,306	4,474

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

5.500%, 12/01/33	$33,416	$34,718
5.500%, 01/01/34	62,861	65,314
5.500%, 02/01/34	72,192	75,244
5.500%, 03/01/34	113,455	116,977
5.500%, 04/01/34	54,482	56,166
5.500%, 05/01/34	1,855	1,887
5.500%, 09/01/34	78,311	81,654
5.500%, 10/01/34	23,756	23,986
5.500%, 01/01/35	40,699	42,292
5.500%, 02/01/35	128,739	131,176
5.500%, 04/01/35	96,372	100,102
5.500%, 06/01/35	6,678	7,006
5.500%, 08/01/35	66,828	69,431
5.500%, 10/01/35	130,930	136,027
5.500%, 11/01/35	29,640	31,283
5.500%, 09/01/36	58,776	61,030
5.500%, 12/01/39	35,440	35,974
5.500%, 04/13/53 TBA (b)	6,375,000	6,436,758
6.000%, 08/01/23	1,612	1,608
6.000%, 09/01/32	7,171	7,618
6.000%, 10/01/32	217,972	229,025
6.000%, 11/01/32	257,281	273,297
6.000%, 03/01/33	162,989	172,204
6.000%, 12/01/33	67,558	73,273
6.000%, 08/01/34	10,702	10,793
6.000%, 09/01/34	12,752	13,425
6.000%, 11/01/34	6,049	6,354
6.000%, 12/01/34	52,826	56,029
6.000%, 11/01/36	6,430	6,845
6.000%, 01/01/37	75,241	78,861
6.000%, 08/01/37	36,913	39,168
6.000%, 10/01/38	65,853	69,671
6.500%, 11/01/23	1,102	1,100
6.500%, 12/01/31	24,251	25,470
6.500%, 02/01/32	115,196	121,563
6.500%, 04/01/32	64,742	68,304
6.500%, 05/01/32	16,542	16,835
6.500%, 07/01/32	97,623	103,938
6.500%, 08/01/32	59,005	63,353
6.500%, 09/01/32	36,571	39,273
6.500%, 10/01/32	44,440	45,355
6.500%, 09/01/34	2,659	2,694
6.500%, 11/01/34	2,788	2,984
6.500%, 03/01/35	37,550	39,942
6.500%, 09/01/37	57,463	58,996
6.500%, 11/01/37	19,533	21,107
7.000%, 07/01/31	29,081	30,987
7.000%, 09/01/31	87,816	93,560
7.000%, 11/01/31	80,090	85,350
7.000%, 02/01/32	33,343	35,612
7.000%, 03/01/32	7,209	7,692
7.000%, 07/01/32	36,400	38,897
7.500%, 04/01/31	31,489	32,455
7.500%, 05/01/31	7,634	8,112
9.145%, 02/25/25 (1-Month USD LIBOR + 4.300%) (c)	311,028	321,040
9.245%, 01/25/24 (1-Month USD LIBOR + 4.400%) (c)	30,109	30,630
9.295%, 01/25/29 (1-Month USD LIBOR + 4.450%) (c)	716,067	736,869
		127,577,405
Government National Mortgage Association (2.1%)
0.000%, 06/17/45 (c) (d)	116,026	1
1.000%, 12/20/42	38,800	33,178
3.000%, 03/15/45	475,904	443,377
3.000%, 04/15/45	866,043	793,280
3.000%, 05/15/45	39,212	36,257
3.250%, 04/20/33	81,010	74,764
3.250%, 03/20/35	680,503	659,148
3.250%, 11/20/35	369,678	358,131
3.250%, 01/20/36	652,657	632,126

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

3.500%, 11/15/40	$57,942	$56,289
3.500%, 04/20/46	237,029	225,701
3.750%, 03/20/46	584,499	570,378
4.000%, 07/20/31	201,776	201,305
4.000%, 04/20/39	145,023	141,998
4.000%, 12/20/40	375,117	363,729
4.000%, 01/15/41	19,244	18,879
4.000%, 02/15/41	163,435	158,795
4.000%, 10/15/41	100,755	97,403
4.000%, 12/20/44	45,385	44,765
4.500%, 06/15/40	118,136	118,954
4.500%, 04/20/53 TBA (b)	2,400,000	2,362,125
5.000%, 05/15/33	29,024	30,245
5.000%, 12/15/39	43,118	44,168
5.000%, 01/15/40	354,154	371,129
5.000%, 07/15/40	79,530	81,928
5.000%, 04/20/53 TBA (b)	1,125,000	1,125,703
5.500%, 07/15/38	94,028	97,650
5.500%, 10/15/38	139,820	145,541
		9,286,947
U.S. Treasury (20.0%)
U.S. Treasury Bond
2.000%, 11/15/41	39,215,000	29,509,288
3.625%, 02/15/53	8,174,000	8,080,765
U.S. Treasury Inflation-Indexed Notes
1.125%, 01/15/33	3,408,886	3,397,700
1.625%, 10/15/27	3,256,507	3,318,075
U.S. Treasury Note
3.500%, 02/15/33	1,577,000	1,578,232
3.625%, 03/31/28	8,495,000	8,500,309
3.875%, 03/31/25	17,505,000	17,442,091
4.000%, 02/29/28	6,294,000	6,401,195
4.625%, 02/28/25	9,806,000	9,896,399
4.625%, 03/15/26	1,690,000	1,726,969
		89,851,023
Vendee Mortgage Trust (0.0%)
Vendee Mortgage Trust, Series 1995-1, Class 2, 7.793%, 02/15/25	3,209	3,218
Total government obligations (cost: $267,447,035)		261,090,889

Asset-Backed Securities (6.6%)
AGL CLO 12 Ltd., Series 2021-12A, Class B, 6.408%, 07/20/34 (3-Month USD LIBOR + 1.600%) (c) (e)	875,000	839,441
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE1, Class M1, 5.820%, 02/25/34 (1-Month USD LIBOR + 0.975%) (c)	361,951	339,967
CarMax Auto Owner Trust, Series 2019-4, Class D, 2.800%, 04/15/26	1,400,000	1,362,269
Chase Funding Trust
Series 2002-3, Class 2A1, 5.485%, 08/25/32 (1-Month USD LIBOR + 0.640%) (c)	94,443	87,253
Series 2003-2, Class 2A2, 5.405%, 02/25/33 (1-Month USD LIBOR + 0.560%) (c)	120,334	115,518
CIFC Funding Ltd., Series 2022-3A, Class A, 6.064%, 04/21/35 (3-Month USD TERM SOFR + 1.410%) (c) (e)	1,250,000	1,218,125
Commonbond Student Loan Trust
Series 2017-AGS, Class C, 5.280%, 05/25/41 (e)	18,377	17,401
Series 2018-AGS, Class A1, 3.210%, 02/25/44 (e)	608,926	572,653
Series 2018-AGS, Class A2, 5.345%, 02/25/44 (1-Month USD LIBOR + 0.500%) (c) (e)	193,945	191,546
Series 2019-AGS, Class A1, 2.540%, 01/25/47 (e)	1,272,752	1,170,109
Series 2021-AGS, Class A, 1.200%, 03/25/52 (e)	529,116	452,901
Eaton Vance CLO Ltd., Series 2019-1A, Class AR, 5.892%, 04/15/31 (3-Month USD LIBOR + 1.100%) (c) (e)	1,000,000	981,068
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.730%, 07/15/26	1,850,000	1,786,905
FRTKL, Series 2021-SFR1, Class G, 4.105%, 09/17/38 (e)	1,250,000	1,052,423
Home Partners of America Trust, Series 2021-1, Class A, 1.698%, 09/17/41 (e)	1,634,577	1,404,652
HPS Loan Management Ltd., Series 2021-16A, Class A1, 5.955%, 01/23/35 (3-Month USD LIBOR + 1.140%) (c) (e)	1,150,000	1,118,375
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-NC3, Class A2, 5.405%, 08/25/32 (1-Month USD LIBOR + 0.560%) (c)	149,874	149,826
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A, 1.310%, 01/15/69 (e)	786,778	721,886
Series 2021-BA, Class A, 0.940%, 07/15/69 (e)	1,573,588	1,378,764
Series 2021-CA, Class A, 1.060%, 10/15/69 (e)	789,036	698,340
Series 2021-FA, Class A, 1.110%, 02/18/70 (e)	1,446,647	1,218,366
Series 2022-A, Class A, 2.230%, 07/15/70 (e)	1,503,534	1,346,743
Octagon 67 Ltd., Series 2023-1A, Class A1, 6.565%, 04/25/36 (3-Month USD TERM SOFR + 1.800%) (c) (e)	1,100,000	1,096,773

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, 6.442%, 07/15/36 (3-Month USD LIBOR + 1.650%) (c) (e)	$1,125,000	$1,068,584
Park Avenue Institutional Advisers CLO Ltd., Series 2021-1A, Class A1A, 6.198%, 01/20/34 (3-Month USD LIBOR + 1.390%) (c) (e)	675,000	658,198
Progress Residential Trust
Series 2021-SFR7, Class D, 2.341%, 08/17/40 (e)	1,525,000	1,223,176
Series 2021-SFR8, Class F, 3.181%, 10/17/38 (e)	2,000,000	1,695,194
Rockford Tower CLO Ltd., Series 2021-2A, Class B, 6.558%, 07/20/34 (3-Month USD LIBOR + 1.750%) (c) (e)	450,000	430,875
Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/31 (e)	675,032	648,377
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D, 1.570%, 01/15/27 (e)	1,500,000	1,355,822
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 01/15/26	462,463	459,962
Saxon Asset Securities Trust, Series 2004-1, Class A, 2.198%, 03/25/35 (1-Month USD LIBOR + 0.540%) (c)	216,385	179,347
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 02/15/47 (e)	2,003,256	1,665,739
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/39 (e)	975,000	845,244
Total asset-backed securities (cost: $31,880,238)		29,551,822
Other Mortgage-Backed Securities (12.6%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (8.5%)
Agate Bay Mortgage Trust, Series 2015-1, Class B2, 3.674%, 01/25/45 (c) (e)	84,027	77,946
Bear Stearns Mortgage Securities, Inc., Series 1996-6, Class B2, 8.000%, 11/25/29	23,058	21,995
Bellemeade RE Ltd., Series 2018-3A, Class M1B, 6.695%, 10/25/28 (1-Month USD LIBOR + 1.850%) (c) (e) (f)	35,132	35,124
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.000%, 09/25/64 (c) (e)	128,055	122,743
Series 2021-INV1, Class A7A, 2.500%, 05/25/51 (c) (e)	1,912,554	1,643,526
CSMC Trust
Series 2013-6, Class B4, 3.338%, 08/25/43 (c) (e)	997,948	854,002
Series 2017-HL1, Class A12, 3.500%, 06/25/47 (c) (e)	941,925	857,764
Eagle RE Ltd., Series 2020-1, Class M1B, 6.295%, 01/25/30 (1-Month USD LIBOR + 1.450%) (c) (e) (f)	2,963,267	2,958,289
FARM Mortgage Trust, Series 2021-1, Class A, 2.180%, 01/25/51 (c) (e)	1,550,354	1,282,152
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, 2.500%, 07/25/51 (c) (e)	2,074,537	1,809,709
Series 2021-6INV, Class A6, 2.500%, 08/25/51 (c) (e)	2,179,493	1,889,533
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class B4, 3.721%, 07/25/44 (c) (e)	2,110,021	2,038,995
JP Morgan Mortgage Trust
Series 2014-2, Class B1, 3.412%, 06/25/29 (c) (e)	85,169	74,710
Series 2016-3, Class B3, 3.287%, 10/25/46 (c) (e)	203,157	186,395
Series 2017-2, Class B4, 3.652%, 05/25/47 (c) (e)	2,807,502	2,300,063
Series 2021-13, Class A4, 2.500%, 04/25/52 (c) (e)	3,855,094	3,362,967
Series 2021-4, Class A5, 2.500%, 08/25/51 (c) (e)	2,400,000	1,633,615
JP Morgan Trust, Series 2015-6, Class B4, 3.532%, 10/25/45 (c) (e)	1,375,000	895,320
MRFC Mortgage Pass-Through Trust, Series 1998-2, Class B1, 6.750%, 06/25/28	2,838	2,817
Radnor RE Ltd., Series 2019-1, Class M1B, 6.795%, 02/25/29 (1-Month USD LIBOR + 1.950%) (c) (e) (f)	726,645	726,377
Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, 4.000%, 08/25/56 (c) (e)	979,484	948,709
Series 2017-3, Class M1, 4.000%, 07/25/56 (c)	1,250,715	1,223,837
Series 2021-3, Class TT, 2.000%, 03/25/61	1,251,198	1,135,637
Sequoia Mortgage Trust
Series 2013-8, Class B4, 3.481%, 06/25/43 (c)	444,409	326,859
Series 2015-1, Class B2, 3.913%, 01/25/45 (c) (e)	130,083	123,920
Series 2015-3, Class B1, 3.722%, 07/25/45 (c) (e)	200,494	186,145
Series 2015-4, Class B2, 3.132%, 11/25/30 (c) (e)	148,422	142,462
Series 2017-1, Class B3, 3.605%, 02/25/47 (c) (e)	1,002,300	773,933
Shellpoint Co-Originator Trust, Series 2017-1, Class B4, 3.602%, 04/25/47 (c) (e)	1,341,395	980,490
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, 1.127%, 06/25/56 (c) (e)	918,909	687,561
Series 2021-6, Class A1, 1.920%, 11/25/66 (c) (e)	1,477,741	1,148,687
Structured Asset Mortgage Investments, Inc.
Series 1998-2, Class B, 6.750%, 05/02/30 (c)	5,638	125
Series 1998-2, Class C, 6.750%, 05/02/30 (c)	3,649	81
Towd Point Mortgage Trust
Series 2015-2, Class 2M2, 4.320%, 11/25/57 (c) (e)	2,397,259	2,368,365
Series 2015-4, Class M2, 3.750%, 04/25/55 (c) (e)	2,505,000	2,442,331
Series 2018-4, Class A1, 3.000%, 06/25/58 (c) (e)	1,768,528	1,565,826
WinWater Mortgage Loan Trust, Series 2015-4, Class B3, 3.674%, 06/20/45 (c) (e)	1,579,044	1,410,661
		38,239,671
Commercial Mortgage-Backed Securities (4.1%)
BAMLL Commercial Mortgage Securities Trust, Series 2014-520M, Class A, 4.185%, 08/15/46 (c) (e)	1,350,000	1,088,606
BB-UBS Trust
Series 2012-SHOW, Class C, 4.026%, 11/05/36 (c) (e)	500,000	483,739

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Series 2012-SHOW, Class D, 4.026%, 11/05/36 (c) (e)	$500,000	$475,116
BX Trust, Series 2022-PSB, Class D, 9.520%, 08/15/39 (1-Month USD TERM SOFR + 4.693%) (c) (e)	820,507	824,521
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	500,000	466,359
Citigroup Commercial Mortgage Trust, Series 2018-TBR, Class A, 5.639%, 12/15/36 (1-Month USD LIBOR + 0.955%) (c) (e)	4,000,000	3,920,368
Irvine Core Office Trust, Series 2013-IRV, Class A1, 2.068%, 05/15/48 (e)	5,295	5,288
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 03/15/50	1,000,000	941,413
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614%, 02/10/32 (e)	992,000	907,774
UBS Commercial Mortgage Trust
Series 2017-C1, Class AS, 3.724%, 06/15/50	2,750,000	2,524,057
Series 2017-C6, Class A5, 3.580%, 12/15/50	3,500,000	3,301,046
Series 2017-C7, Class AS, 4.061%, 12/15/50 (c)	1,505,000	1,387,574
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A4, 3.637%, 06/15/48	1,905,000	1,826,809
		18,152,670
Total other mortgage-backed securities (cost: $63,716,891)		56,392,341
Corporate Obligations (25.9%)
Basic Materials (0.2%)
Chemicals (0.2%)
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (e)	1,100,000	880,079
3.468%, 12/01/50 (e)	80,000	54,214
SK Invictus Intermediate II Sarl, 5.000%, 10/30/29 (e) (f)	50,000	40,750
		975,043
Communications (2.0%)
Cable/Satellite TV (0.4%)
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800%, 04/01/31	1,130,000	909,534
4.800%, 03/01/50	1,000,000	758,748
		1,668,282
Interactive Media & Services (0.0%)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.750%, 04/30/27 (e)	50,000	42,625

Media (0.3%)
Cable One, Inc., 4.000%, 11/15/30 (e)	162,000	132,030
CSC Holdings LLC
5.375%, 02/01/28 (e)	200,000	164,500
6.500%, 02/01/29 (e)	554,000	457,050
7.500%, 04/01/28 (e)	50,000	32,000
Time Warner Cable LLC, 5.500%, 09/01/41	535,000	460,032
		1,245,612
Software (0.0%)
Meta Platforms, Inc., 4.450%, 08/15/52	255,000	222,718

Telecommunication (0.7%)
AT&T, Inc., 3.550%, 09/15/55	1,787,000	1,272,024
CommScope, Inc., 4.750%, 09/01/29 (e)	264,000	219,120
Crown Castle Towers LLC, 4.241%, 07/15/48 (e)	625,000	580,841
Frontier Communications Holdings LLC, 8.625%, 03/15/31 (e)	452,000	442,395
Intelsat Jackson Holdings SA, 6.500%, 03/15/30 (e) (f)	151,000	138,542
Level 3 Financing, Inc., 4.250%, 07/01/28 (e)	536,000	302,170
Zayo Group Holdings, Inc., 4.000%, 03/01/27 (e)	161,000	122,360
		3,077,452
Wireless Telecommunication Services (0.6%)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.152%, 09/20/29 (e)	500,000	497,150
T-Mobile USA, Inc.,
2.550%, 02/15/31	1,500,000	1,266,944
2.625%, 04/15/26	1,000,000	934,056
		2,698,150
Consumer Cyclical (0.7%)
Entertainment (0.5%)
Warnermedia Holdings, Inc.
5.050%, 03/15/42 (e)	1,000,000	834,482
5.141%, 03/15/52 (e)	1,500,000	1,208,338
		2,042,820

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Retail (0.2%)
Alimentation Couche-Tard, Inc., 3.800%, 01/25/50 (e) (f)	$500,000	$367,054
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/30 (e)	55,000	45,238
FirstCash, Inc., 5.625%, 01/01/30 (e)	254,000	234,315
Michaels Cos., Inc., 7.875%, 05/01/29 (e)	341,000	240,405
		887,012
Consumer, Non-cyclical (2.3%)
Agricultural Products (0.3%)
Imperial Brands Finance PLC
3.875%, 07/26/29 (e) (f)	30,000	26,515
6.125%, 07/27/27 (e) (f)	470,000	481,162
Reynolds American, Inc., 5.850%, 08/15/45	1,000,000	897,492
		1,405,169
Beverages (0.1%)
Triton Water Holdings, Inc., 6.250%, 04/01/29 (e)	252,000	199,710

Biotechnology (0.4%)
Amgen, Inc.
5.250%, 03/02/33	445,000	456,733
5.600%, 03/02/43	445,000	458,349
5.650%, 03/02/53	445,000	461,517
Grifols Escrow Issuer SA, 4.750%, 10/15/28 (e) (f)	386,000	315,555
		1,692,154
Commercial Services (0.1%)
Upbound Group, Inc., 6.375%, 02/15/29 (e)	54,000	45,090
WASH Multifamily Acquisition, Inc., 5.750%, 04/15/26 (e)	236,000	221,250
		266,340
Food (0.2%)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.750%, 04/01/33 (e) (f)	940,000	898,875

Food Products (0.2%)
Pilgrim's Pride Corp., 3.500%, 03/01/32	1,260,000	1,025,325

Household Products (0.0%)
Spectrum Brands, Inc., 5.500%, 07/15/30 (e)	132,000	116,160

Pharmaceuticals (1.0%)
BAT Capital Corp.
2.726%, 03/25/31	750,000	605,818
4.540%, 08/15/47	1,000,000	746,859
Bayer U.S. Finance II LLC
4.375%, 12/15/28 (e)	1,500,000	1,449,189
4.400%, 07/15/44 (e)	1,000,000	822,198
CVS Health Corp., 5.050%, 03/25/48	1,000,000	930,408
		4,554,472
Energy (1.6%)
Oil & Gas (0.4%)
Archrock Partners LP/Archrock Partners Finance Corp., 6.250%, 04/01/28 (e)	50,000	47,625
Ecopetrol SA, 8.875%, 01/13/33 (f)	40,000	40,100
KazMunayGas National Co. JSC, 5.375%, 04/24/30 (f)	500,000	442,500
NGPL PipeCo LLC, 3.250%, 07/15/31 (e)	1,000,000	844,168
Qatar Energy, 2.250%, 07/12/31 (f)	200,000	169,767
Transocean Titan Financing Ltd., 8.375%, 02/01/28 (e) (f)	350,000	357,000
		1,901,160
Pipelines (1.2%)
Energy Transfer LP
5.000%, 05/15/50	93,000	78,162
6.850%, 02/15/40	1,850,000	1,897,821
Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/34 (e) (f)	443,550	381,950
Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/29	500,000	445,539
Rockies Express Pipeline LLC, 4.950%, 07/15/29 (e)	256,000	229,760
Sabine Pass Liquefaction LLC, Series WI, 4.500%, 05/15/30	235,000	225,306
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,500,000	1,749,310
TransMontaigne Partners LP/TLP Finance Corp., 6.125%, 02/15/26	156,000	133,380

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Venture Global Calcasieu Pass LLC
4.125%, 08/15/31 (e)	$260,000	$227,500
6.250%, 01/15/30 (e)	125,000	125,625
		5,494,353
Financial (13.0%)
Banks (9.7%)
ABN AMRO Bank NV, 2.470%, 12/13/29 (1-year CMT + 1.100%) (c) (e) (f)	500,000	416,052
Bank of America Corp.
2.496%, 02/13/31 (3-Month USD LIBOR + 0.990%) (c)	1,000,000	845,511
2.572%, 10/20/32 (SOFRRATE + 1.210%) (c)	685,000	559,407
3.974%, 02/07/30 (3-Month USD LIBOR + 1.210%) (c)	4,040,000	3,780,777
Citigroup, Inc.
1.281%, 11/03/25 (SOFRRATE + 0.528%) (c)	2,625,000	2,451,852
2.520%, 11/03/32 (SOFRRATE + 1.177%) (c)	750,000	611,239
2.666%, 01/29/31 (SOFRRATE + 1.146%) (c)	1,000,000	852,973
3.057%, 01/25/33 (SOFRRATE + 1.351%) (c)	330,000	278,148
Credit Suisse Group AG
2.593%, 09/11/25 (SOFRRATE + 1.560%) (c) (e) (f)	555,000	514,763
3.091%, 05/14/32 (SOFRRATE + 1.730%) (c) (e) (f)	4,015,000	3,227,056
6.373%, 07/15/26 (SOFRRATE + 3.340%) (c) (e) (f)	445,000	431,650
6.537%, 08/12/33 (SOFRRATE + 3.920%) (c) (e) (f)	320,000	328,800
9.016%, 11/15/33 (SOFRRATE + 5.020%) (c) (e) (f)	1,760,000	2,085,600
Goldman Sachs Group, Inc.
1.431%, 03/09/27 (SOFRRATE + 0.798%) (c)	300,000	266,996
2.383%, 07/21/32 (SOFRRATE + 1.248%) (c)	3,785,000	3,072,542
HSBC Holdings PLC
2.013%, 09/22/28 (SOFRRATE + 1.732%) (c) (f)	1,000,000	851,288
2.357%, 08/18/31 (SOFRRATE + 1.947%) (c) (f)	1,770,000	1,417,028
6.332%, 03/09/44 (SOFRRATE + 2.650%) (c) (f)	845,000	886,449
JPMorgan Chase & Co.
0.969%, 06/23/25 (3-Month USD TERM SOFR + 0.580%) (c)	1,000,000	946,500
1.470%, 09/22/27 (SOFRRATE + 0.765%) (c)	1,500,000	1,317,864
2.580%, 04/22/32 (3-Month USD TERM SOFR + 1.250%) (c)	865,000	724,057
3.540%, 05/01/28 (3-Month USD LIBOR + 1.380%) (c)	2,500,000	2,364,195
Lloyds Banking Group PLC
1.627%, 05/11/27 (1-year CMT + 0.850%) (c) (f)	1,000,000	878,165
3.574%, 11/07/28 (3-Month USD LIBOR + 1.205%) (c) (f)	1,000,000	914,451
4.976%, 08/11/33 (1-year CMT + 2.300%) (c) (f)	495,000	470,232
Morgan Stanley
1.164%, 10/21/25 (SOFRRATE + 0.560%) (c)	800,000	747,915
1.928%, 04/28/32 (SOFRRATE + 1.020%) (c)	1,609,000	1,264,479
NatWest Group PLC, 4.269%, 03/22/25 (3-Month USD LIBOR + 1.762%) (c) (f)	1,000,000	981,361
PNC Financial Services Group, Inc., 5.068%, 01/24/34 (SOFRRATE + 1.933%) (c)	600,000	588,690
Santander UK Group Holdings PLC, 2.469%, 01/11/28 (SOFRRATE + 1.220%) (c) (f)	2,000,000	1,748,054
U.S. Bancorp
3.000%, 07/30/29	765,000	664,324
4.839%, 02/01/34 (SOFRRATE + 1.600%) (c)	320,000	309,389
Series J, 5.300%, 04/15/27 (3-Month USD LIBOR + 2.914%) (c)	800,000	680,000
5.850%, 10/21/33 (SOFRRATE + 2.090%) (c)	210,000	218,451
Wells Fargo & Co.
2.393%, 06/02/28 (SOFRRATE + 2.100%) (c)	4,125,000	3,703,268
2.879%, 10/30/30 (3-Month USD TERM SOFR + 1.431%) (c)	1,000,000	866,441
3.000%, 10/23/26	1,100,000	1,026,344
		43,292,311
Finance (0.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 01/30/32 (f)	1,500,000	1,237,812
Air Lease Corp., 3.250%, 10/01/29	1,500,000	1,307,365
Avolon Holdings Funding Ltd., 2.528%, 11/18/27 (e) (f)	1,500,000	1,258,125
		3,803,302
Financial Services (0.4%)
Helios Leasing I LLC, 1.825%, 05/16/25	30,721	29,639
Macquarie Group Ltd., 2.691%, 06/23/32 (SOFRRATE + 1.440%) (c) (e) (f)	2,075,000	1,686,361
		1,716,000
Insurance (0.8%)
Acrisure LLC/Acrisure Finance, Inc., 7.000%, 11/15/25 (e)	48,000	44,880
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 10/15/27 (e)	50,000	46,375
AssuredPartners, Inc., 5.625%, 01/15/29 (e)	48,000	41,460

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Athene Global Funding, 1.985%, 08/19/28 (e)	$1,000,000	$810,112
Farmers Insurance Exchange, 4.747%, 11/01/57 (3-Month USD LIBOR + 3.231%) (c) (e)	500,000	406,522
Metropolitan Life Global Funding I, 5.150%, 03/28/33 (e)	290,000	292,431
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (e)	2,125,000	1,791,687
		3,433,467
Real Estate Investment Trust — Health Care (0.2%)
Healthcare Realty Holdings LP, 3.100%, 02/15/30	1,000,000	864,663

Real Estate Investment Trust — Office Property (0.1%)
Hudson Pacific Properties LP
3.250%, 01/15/30	590,000	371,700
5.950%, 02/15/28	35,000	26,425
		398,125
REITS-Storage (0.0%)
Life Storage LP, 2.400%, 10/15/31	70,000	56,135

Residential REITs (0.0%)
Invitation Homes Operating Partnership LP
2.000%, 08/15/31	60,000	45,850
2.700%, 01/15/34	180,000	137,509
		183,359
Savings and Loans (0.1%)
Nationwide Building Society, 2.972%, 02/16/28 (SOFRRATE + 1.290%) (c) (e) (f)	500,000	450,801

Specialized REITs (0.9%)
American Tower Corp., 2.700%, 04/15/31	920,000	767,721
Extra Space Storage LP, 2.550%, 06/01/31	575,000	462,478
GLP Capital LP/GLP Financing II, Inc.
3.250%, 01/15/32	22,000	17,906
4.000%, 01/15/30	447,000	394,634
5.300%, 01/15/29	1,000,000	948,248
VICI Properties LP, 5.625%, 05/15/52	100,000	90,000
VICI Properties LP/VICI Note Co., Inc.
3.750%, 02/15/27 (e)	20,000	18,425
3.875%, 02/15/29 (e)	1,480,000	1,311,650
4.125%, 08/15/30 (e)	17,000	15,024
4.500%, 01/15/28 (e)	17,000	15,746
		4,041,832
Health Care (2.1%)
Health Care Providers & Services (2.1%)
Centene Corp.
3.000%, 10/15/30	1,087,000	909,004
4.250%, 12/15/27	715,000	681,395
CommonSpirit Health, 4.350%, 11/01/42	460,000	397,030
HCA, Inc.
3.500%, 09/01/30	650,000	576,875
3.625%, 03/15/32 (e)	1,513,000	1,326,833
4.625%, 03/15/52 (e)	400,000	332,024
5.250%, 04/15/25	455,000	453,294
5.375%, 02/01/25	545,000	543,637
ModivCare, Inc., 5.875%, 11/15/25 (e)	96,000	92,400
Molina Healthcare, Inc., 3.875%, 05/15/32 (e)	789,000	670,650
New York & Presbyterian Hospital, 2.256%, 08/01/40	1,175,000	803,339
NYU Langone Hospitals, Series 2020, 3.380%, 07/01/55	2,354,000	1,705,308
Sinai Health System, 3.034%, 01/20/36	1,115,000	1,016,786
		9,508,575
Industrials (0.5%)
Construction & Engineering (0.0%)
Artera Services LLC, 9.033%, 12/04/25 (e)	162,000	139,320

Containers & Packaging (0.4%)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 08/15/27 (e) (f)	446,000	348,995
Berry Global, Inc., 5.500%, 04/15/28 (e)	1,000,000	995,000
Trivium Packaging Finance BV
5.500%, 08/15/26 (e) (f)	191,000	182,405
8.500%, 08/15/27 (e) (f)	48,000	43,680
		1,570,080

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Environmental Control (0.1%)
Waste Pro USA, Inc., 5.500%, 02/15/26 (e)	$354,000	$324,352

Machinery (0.0%)
OT Merger Corp., 7.875%, 10/15/29 (e)	126,000	74,340

Transport Services (0.0%)
Transnet SOC Ltd., 8.250%, 02/06/28 (e) (f)	200,000	199,250
Information Technology (0.6%)
Computers (0.1%)
NCR Corp., 5.125%, 04/15/29 (e)	489,000	422,985

IT Services (0.1%)
Global Payments, Inc.
5.400%, 08/15/32	225,000	219,300
5.950%, 08/15/52	293,000	278,016
		497,316
Software (0.4%)
Open Text Corp., 6.900%, 12/01/27 (e) (f)	85,000	87,444
Oracle Corp.
3.600%, 04/01/50	1,000,000	704,169
3.850%, 07/15/36	500,000	425,324
3.950%, 03/25/51	600,000	448,027
6.900%, 11/09/52	215,000	240,368
		1,905,332
Technology (0.1%)
Semiconductor Equipment (0.1%)
Broadcom, Inc., 3.419%, 04/15/33 (e)	500,000	416,353
Transport-Services (0.2%)
Passenger Airlines (0.2%)
JetBlue Pass Through Trust, Series 2020-1, Class A, 4.000%, 05/15/34	747,448	679,054
Utilities (2.6%)
Electric Utilities (1.5%)
Duke Energy Carolinas LLC, 4.250%, 12/15/41	2,030,000	1,793,745
Entergy Mississippi LLC, 3.250%, 12/01/27	500,000	466,954
Eversource Energy, Series N, 3.800%, 12/01/23	950,000	938,235
FirstEnergy Corp., 2.650%, 03/01/30	266,000	225,768
FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	2,000,000	1,915,000
MidAmerican Energy Co., 4.250%, 07/15/49	1,750,000	1,544,308
		6,884,010
Electric — Integrated (0.2%)
Exelon Corp., 4.050%, 04/15/30	1,000,000	948,219

Gas Utilities (0.9%)
East Ohio Gas Co., 1.300%, 06/15/25 (e)	1,380,000	1,266,767
Piedmont Natural Gas Co., Inc., 3.350%, 06/01/50	1,410,000	979,385
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	1,105,000	1,066,912
4.400%, 05/30/47	775,000	654,618
		3,967,682
Total corporate obligations (cost: $124,244,592)		116,190,295

Bank Loans (2.0%)
Acrisure LLC, 2020 Term Loan B, 8.340%, 02/15/27 (1-Month USD LIBOR + 3.500%) (c) (e)	248,082	239,027
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 8.648%, 07/31/28 (1-Month USD TERM SOFR + 3.750%) (c) (e)	248,750	238,800
Amentum Government Services Holdings LLC, Term Loan B, 8.840%, 01/29/27 (3-Month USD LIBOR + 4.000%) (c) (e)	248,087	242,350
American Airlines, Inc., 2021 Term Loan, 9.558%, 04/20/28 (3-Month USD LIBOR + 4.750%) (c) (e)	29,399	29,808
Arches Buyer, Inc., 2021 Term Loan B, 8.157%, 12/06/27 (1-Month USD TERM SOFR + 3.250%) (c) (e)	37,949	35,732
Asurion LLC, 2022 Term Loan B10, 8.907%, 08/19/28 (3-Month USD TERM SOFR + 4.000%) (c) (e)	248,750	228,104
Bausch & Lomb, Inc., Term Loan, 8.457%, 05/10/27 (3-Month USD TERM SOFR + 3.250%) (c) (e)	40,020	38,819
CDK Global, Inc., 2022 USD Term Loan B, 9.148%, 07/06/29 (3-Month USD TERM SOFR + 4.250%) (c) (e)	249,375	248,484
CommScope, Inc., 2019 Term Loan B, 8.090%, 04/06/26 (1-Month USD LIBOR + 3.250%) (c) (e)	248,072	237,736
Corporation Service Co., Term Loan B, 8.157%, 11/02/29 (1-Month USD TERM SOFR + 3.250%) (c) (e)	239,375	238,702
Crown Finance US, Inc., 2022 DIP Term Loan, 14.798%, 09/07/23 (1-Month USD TERM SOFR + 10.000%) (c) (e)	106,781	108,205

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 8.557%, 04/09/27 (1-Month USD TERM SOFR + 3.750%) (c) (e)	$21,335	$20,624
DirecTV Financing LLC, Term Loan, 9.840%, 08/02/27 (1-Month USD LIBOR + 5.000%) (c) (e)	231,903	222,772
Entegris, Inc., 2023 Term Loan B, 7.641%, 07/06/29 (3-Month USD TERM SOFR + 2.750%) (c) (e)	32,673	32,591
Fertitta Entertainment LLC, 2022 Term Loan B, 8.807%, 01/27/29 (1-Month USD SOFRRATE + 4.000%) (c) (e)	248,120	243,817
Formula One Holdings Ltd., Term Loan B, 8.057%, 01/15/30 (1-Month USD TERM SOFR + 3.250%) (c) (e)	8,453	8,439
Frontier Communications Corp., 2021 1st Lien Term Loan, 8.625%, 05/01/28 (1-Month USD LIBOR + 3.750%) (c) (e)	34,144	32,266
Gainwell Acquisition Corp., Term Loan B, 8.998%, 10/01/27 (3-Month USD TERM SOFR + 4.000%) (c) (e)	248,096	235,226
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 6.840%, 11/15/27 (1-Month USD LIBOR + 2.000%) (c) (e)	165,000	161,219
Hostess Brands LLC, 2019 Term Loan, 7.075%, 08/03/25 (3-Month USD LIBOR + 2.250%) (c) (e)	226,337	226,102
Hub International Ltd., 2021 Term Loan B, 8.409%, 04/25/25 (3-Month USD LIBOR + 3.250%) (c) (e)	248,096	247,321
II-VI, Inc., 2022 Term Loan B, 7.672%, 07/02/29 (1-Month USD TERM SOFR + 2.750%) (c) (e)	255,630	252,755
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, 7.550%, 02/01/29 (6-Month USD SOFRRATE + 4.500%) (c) (e)	229,252	226,386
Jazz Financing Lux SARL, USD Term Loan, 8.340%, 05/05/28 (1-Month USD LIBOR + 3.500%) (c) (e)	223,668	222,596
KFC Holding Co., 2021 Term Loan B, 6.511%, 03/15/28 (1-Month USD LIBOR + 1.750%) (c) (e)	59,420	59,024
Medline Borrower LP, USD Term Loan B, 8.090%, 10/23/28 (1-Month USD LIBOR + 3.250%) (c) (e)	148,372	144,436
Naked Juice LLC, 2nd Lien Term Loan, 10.998%, 01/24/30 (3-Month USD SOFRRATE + 6.000%) (c) (e)	8,068	5,996
Naked Juice LLC, Term Loan, 8.248%, 01/24/29 (3-Month USD SOFRRATE + 3.250%) (c) (e)	248,747	218,794
NortonLifeLock, Inc., 2021 Term Loan A, 6.657%, 09/10/27 (1-Month USD TERM SOFR + 1.750%) (b) (c) (e)	139,648	136,331
NortonLifeLock, Inc., 2022 Term Loan B, 6.907%, 09/12/29 (1-Month USD TERM SOFR + 2.000%) (c) (e)	136,622	134,914
Open Text Corp., 2022 Term Loan B, 8.157%, 01/31/30 (1-Month USD TERM SOFR + 3.250%) (c) (e)	29,202	29,092
Oracle Corp., Term Loan A1, 6.456%, 08/16/27 (1-Month USD TERM SOFR + 1.600%) (c) (e)	409,013	404,923
Organon & Co., USD Term Loan, 8.000%, 06/02/28 (3-Month USD LIBOR + 3.000%) (c) (e)	455,626	455,057
Peraton Corp., Term Loan B, 8.590%, 02/01/28 (1-Month USD LIBOR + 3.750%) (b) (c) (e)	257,223	253,171
Playtika Holding Corp., 2021 Term Loan, 7.590%, 03/13/28 (1-Month USD LIBOR + 2.750%) (c) (e)	248,101	246,108
Pre-Paid Legal Services, Inc., 2021 Term Loan, 8.590%, 12/15/28 (1-Month USD LIBOR + 3.750%) (c) (e)	248,120	243,964
Proofpoint, Inc., 1st Lien Term Loan, 8.090%, 08/31/28 (1-Month USD LIBOR + 3.250%) (c) (e)	248,116	242,029
RealPage, Inc., 1st Lien Term Loan, 7.840%, 04/24/28 (1-Month USD LIBOR + 3.000%) (c) (e)	21,834	21,139
Renaissance Holding Corp., 2018 1st Lien Term Loan, 8.090%, 03/15/30 (1-Month USD LIBOR + 3.250%) (b) (c) (e)	56,770	55,209
SBA Senior Finance II LLC, 2018 Term Loan B, 6.600%, 04/11/25 (1-Month USD LIBOR + 1.750%) (b) (c) (e)	346,945	346,728
Scientific Games International, Inc., 2022 USD Term Loan, 7.960%, 04/14/29 (1-Month USD TERM SOFR + 3.000%) (c) (e)	248,125	245,540
Spin Holdco, Inc., 2021 Term Loan, 8.986%, 03/04/28 (3-Month USD LIBOR + 4.000%) (c) (e)	248,101	207,888
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 8.909%, 10/01/26 (3-Month USD LIBOR + 3.750%) (c) (e)	248,101	245,399
TransDigm, Inc., 2023 Term Loan I, 8.148%, 08/24/28 (3-Month USD TERM SOFR + 3.250%) (c) (e)	134,485	133,981
TruGreen LP, 2020 Term Loan, 8.840%, 11/02/27 (1-Month USD LIBOR + 4.000%) (c) (e)	248,096	228,662
United Airlines, Inc., 2021 Term Loan B, 8.568%, 04/21/28 (3-Month USD LIBOR + 3.750%) (c) (e)	248,101	246,292
Whatabrands LLC, 2021 Term Loan B, 8.090%, 08/03/28 (1-Month USD LIBOR + 3.250%) (c) (e)	248,116	245,147
Zayo Group Holdings, Inc., USD Term Loan, 7.840%, 03/09/27 (1-Month USD LIBOR + 3.000%) (c) (e)	300,000	240,750
Total Bank Loans (cost: $8,803,050)		8,808,455
Foreign Bonds (0.6%)
Brazilian Government International Bond, 3.875%, 06/12/30 (f)	200,000	179,029
Colombia Government International Bond, 3.000%, 01/30/30 (f)	300,000	234,659
Dominican Republic International Bond, 4.875%, 09/23/32 (f)	150,000	128,062
Hungary Government International Bond, 2.125%, 09/22/31 (f)	250,000	191,982
Mexico Government International Bond, 2.659%, 05/24/31 (f)	600,000	501,170
Panama Government International Bond, 2.252%, 09/29/32 (f)	500,000	383,750
Perusahaan Penerbit SBSN Indonesia III, 2.800%, 06/23/30 (e) (f)	500,000	445,000
Peruvian Government International Bond, 2.844%, 06/20/30 (f)	400,000	349,631
Republic of Poland Government International Bond, 5.750%, 11/16/32 (f)	22,000	23,434
Republic of South Africa Government International Bond, 4.850%, 09/30/29 (f)	200,000	179,246
Romanian Government International Bond, 3.000%, 02/14/31 (f)	300,000	246,669
Total Foreign Bonds (cost: $2,831,690)		2,862,632
Total long-term debt securities (cost: $498,923,496)		474,896,434

Shares
Short-Term Securities (15.3%)
Investment Companies (1.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.700%	5,765,899	5,765,899

	Principal
U.S. Government Agencies and Obligations (14.0%)
U.S. Treasury Bill
4.665%, 06/15/23	4,450,000	4,407,950
4.759%, 07/20/23	43,275,000	42,667,419

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

4.793%, 07/06/23	$15,000,000	$14,814,546
4.811%, 08/03/23	813,000	800,023
Total U.S. Government Agencies and Obligations (cost: $62,688,645)		62,689,938
Total short-term securities (cost: $68,454,544)		68,455,837
Total investments in securities (cost: $567,378,040) (g)		543,352,271
Liabilities in excess of cash and other assets (-21.3%)		(95,555,527)
Total net assets (100.0%)		$447,796,744

Investments in Securities Legend

(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Security is issued on a when-issued or forward commitment basis. As of March 31, 2023 the total cost of investments issued on a when-issued or forward commitment basis was $173,604,174.
(c)	Variable rate security.
(d)	Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.
(e)	Security sold within terms of a private placement memorandum exempt from registration pursuant to rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(f)	Foreign security: The Fund held 6.9% of net assets in foreign securities at March 31, 2023.
(g)	At March 31, 2023 the cost of investments for federal income tax purposes was $568,995,214. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$2,616,654
Gross unrealized depreciation	(27,119,275)
Net unrealized depreciation	$(24,502,621)

Holdings of Open Futures Contracts

On March 31, 2023, securities with an aggregate market value of $1,315,000 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation) (a)
2 Year U.S. Treasury Note	June 2023	383	Long	$78,144,122	$79,071,547	$927,426
5 Year U.S. Treasury Note	June 2023	85	Long	9,124,071	9,308,164	184,093
10 Year U.S. Ultra	June 2023	24	Short	(2,942,930)	(2,907,375)	35,555
U.S. Ultra Bond	June 2023	1	Short	(134,372)	(141,125)	(6,752)
					$85,331,211	$1,140,322

See accompanying notes to investments in securities.

SFT Delaware IvySM Growth Fund

Investments in Securities

March 31, 2023

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.4%)
Consumer Discretionary (13.2%)
Automobiles (2.5%)
Ferrari NV (b)	47,655	$12,911,646

Broadline Retail (5.1%)
Amazon.com, Inc. (c)	263,452	27,211,957

Hotels, Restaurants & Leisure (1.4%)
Booking Holdings, Inc. (c)	2,813	7,461,229

Specialty Retail (0.7%)
Home Depot, Inc.	12,684	3,743,302

Textiles, Apparel & Luxury Goods (3.5%)
LVMH Moet Hennessy Louis Vuitton SE ADR (b)	51,469	9,456,399
NIKE, Inc. Class B	75,259	9,229,764
		18,686,163
Consumer Staples (3.2%)
Beverages (3.0%)
Coca-Cola Co.	252,814	15,682,053

Personal Care (0.2%)
Estee Lauder Cos., Inc. Class A	4,429	1,091,571

Financial (4.7%)
Capital Markets (4.7%)
Intercontinental Exchange, Inc.	122,783	12,805,039
S&P Global, Inc.	35,674	12,299,325
		25,104,364
Health Care (10.7%)
Health Care Equipment & Supplies (5.6%)
Cooper Cos., Inc.	28,743	10,731,486
Danaher Corp.	49,082	12,370,627
Intuitive Surgical, Inc. (c)	26,882	6,867,545
		29,969,658
Health Care Providers & Services (4.1%)
UnitedHealth Group, Inc.	45,966	21,723,072

Pharmaceuticals (1.0%)
Zoetis, Inc.	32,190	5,357,704

Industrials (9.0%)
Ground Transportation (2.3%)
JB Hunt Transport Services, Inc.	51,074	8,961,444
Union Pacific Corp.	16,060	3,232,236
		12,193,680
Professional Services (6.7%)
CoStar Group, Inc. (c)	256,080	17,631,108
Equifax, Inc.	44,558	9,038,145
TransUnion	75,538	4,693,931
Verisk Analytics, Inc.	23,272	4,464,966
		35,828,150
Information Technology (58.6%)
Communications Equipment (4.4%)
Motorola Solutions, Inc.	80,838	23,130,177

Computers & Peripherals (8.3%)
Apple, Inc.	266,960	44,021,704

Financial Services (6.2%)
Visa, Inc. Class A	145,193	32,735,214

Interactive Media & Services (5.8%)
Alphabet, Inc. Class A (c)	257,139	26,673,028

See accompanying notes to investments in securities.

SFT Delaware IvySM Growth Fund

Investments in Securities – continued

Alphabet, Inc. Class C (c)	42,161	$4,384,744
		31,057,772
IT Services (4.4%)
VeriSign, Inc. (c)	111,578	23,579,779

Professional Services (1.8%)
Broadridge Financial Solutions, Inc.	64,134	9,400,120

Semiconductors & Semiconductor Equipment (4.1%)
NVIDIA Corp.	78,857	21,904,109

Software (23.6%)
Adobe, Inc. (c)	24,567	9,467,385
Autodesk, Inc. (c)	30,802	6,411,744
Electronic Arts, Inc.	117,108	14,105,658
Intuit, Inc.	28,220	12,581,323
Microsoft Corp.	243,563	70,219,213
Salesforce, Inc. (c)	42,428	8,476,266
Veeva Systems, Inc. Class A (c)	20,951	3,850,584
		125,112,173
Total common stocks (cost: $330,524,229)		527,905,597

Short-Term Securities (0.6%)
Investment Companies (0.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.700%	3,202,987	3,202,987
Total short-term securities (cost: $3,202,987)		3,202,987
Total investments in securities (cost: $333,727,216) (d)		531,108,584
Liabilities in excess of cash and other assets (0.0%)		(258,486)
Total net assets (100.0%)		$530,850,098

Investments in Securities Legend

(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Foreign security: The Fund held 4.2% of net assets in foreign securities at March 31, 2023.
(c)	Non-income producing security.
(d)	At March 31, 2023 the cost of investments for federal income tax purposes was $334,349,371. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$204,610,588
Gross unrealized depreciation	(7,851,375)
Net unrealized appreciation	$196,759,213

See accompanying notes to investments in securities.

SFT Delaware IvySM Small Cap Growth Fund

Investments in Securities

March 31, 2023

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.0%)
Communication Services (1.5%)
Diversified Telecommunication Services (1.5%)
Iridium Communications, Inc.	37,410	$2,316,801

Consumer Discretionary (15.3%)
Automobile Components (4.3%)
Fox Factory Holding Corp. (b)	27,759	3,369,110
Visteon Corp. (b)	19,925	3,124,837
		6,493,947
Entertainment (1.6%)
Monarch Casino & Resort, Inc.	33,004	2,447,247

Hotels, Restaurants & Leisure (8.0%)
Marriott Vacations Worldwide Corp.	21,993	2,965,976
Red Rock Resorts, Inc. Class A	82,762	3,688,702
Texas Roadhouse, Inc.	30,854	3,334,083
Wingstop, Inc.	11,313	2,076,841
		12,065,602
Specialty Retail (1.4%)
Boot Barn Holdings, Inc. (b)	28,370	2,174,277

Consumer, Non-cyclical (0.8%)
Beverages (0.8%)
Duckhorn Portfolio, Inc. (b)	76,793	1,221,009

Energy (6.0%)
Electrical Equipment (1.5%)
Shoals Technologies Group, Inc. Class A (b)	99,567	2,269,132

Energy Equipment & Services (4.0%)
Cactus, Inc. Class A	60,484	2,493,755
Liberty Energy, Inc.	82,603	1,058,144
Weatherford International PLC (b) (c)	41,485	2,462,135
		6,014,034
Oil, Gas & Consumable Fuels (0.5%)
SM Energy Co.	26,038	733,230

Financial (4.5%)
Capital Markets (1.4%)
Houlihan Lokey, Inc.	23,765	2,079,200

Commercial Banks (0.8%)
Seacoast Banking Corp. of Florida	51,845	1,228,727

Insurance (2.3%)
Kinsale Capital Group, Inc.	11,669	3,502,450

Health Care (20.6%)
Biotechnology (4.9%)
Halozyme Therapeutics, Inc. (b)	40,826	1,559,145
Insmed, Inc. (b)	57,324	977,374
PTC Therapeutics, Inc. (b)	17,660	855,450
TransMedics Group, Inc. (b)	24,502	1,855,537
Vericel Corp. (b)	71,967	2,110,073
		7,357,579
Health Care Equipment & Supplies (5.3%)
Axonics, Inc. (b)	21,801	1,189,462
CryoPort, Inc. (b)	97,179	2,332,296
Inmode Ltd. (b) (c)	80,079	2,559,325
Penumbra, Inc. (b)	7,191	2,004,060
		8,085,143
Health Care Providers & Services (5.4%)
Acadia Healthcare Co., Inc. (b)	32,126	2,321,103

See accompanying notes to investments in securities.

SFT Delaware IvySM Small Cap Growth Fund

Investments in Securities – continued

Privia Health Group, Inc. (b)	75,797	$2,092,755
Progyny, Inc. (b)	90,071	2,893,081
R1 RCM, Inc. (b)	60,840	912,600
		8,219,539
Health Care Technology (1.8%)
Evolent Health, Inc. Class A (b)	81,916	2,658,174

Life Sciences Tools & Services (0.7%)
Cytek Biosciences, Inc. (b)	113,140	1,039,757

Pharmaceuticals (2.5%)
Harmony Biosciences Holdings, Inc. (b)	54,483	1,778,870
Pacira BioSciences, Inc. (b)	50,110	2,044,989
		3,823,859
Industrials (16.8%)
Aerospace & Defense (1.0%)
Parsons Corp. (b)	35,322	1,580,306

Building Products (1.2%)
AAON, Inc.	19,089	1,845,715

Commercial Services & Supplies (3.5%)
Casella Waste Systems, Inc. Class A (b)	21,840	1,805,295
Clean Harbors, Inc. (b)	24,311	3,465,776
		5,271,071
Construction & Engineering (1.4%)
Valmont Industries, Inc.	6,765	2,159,929

Electrical Equipment (2.0%)
EnerSys	34,528	2,999,793

Ground Transportation (1.4%)
Saia, Inc. (b)	7,796	2,121,136

Machinery (2.3%)
Chart Industries, Inc. (b)	6,376	799,550
Federal Signal Corp.	14,929	809,301
RBC Bearings, Inc.	7,760	1,805,985
		3,414,836
Marine Transportation (1.6%)
Kirby Corp. (b)	34,267	2,388,410

Professional Services (1.5%)
CBIZ, Inc. (b)	45,402	2,246,945

Trading Companies & Distributors (0.9%)
SiteOne Landscape Supply, Inc. (b)	9,881	1,352,412

Information Technology (25.7%)
Communications Equipment (1.0%)
Calix, Inc. (b)	28,339	1,518,687

Electronic Equipment, Instruments & Components (1.0%)
Belden, Inc.	17,045	1,478,995

Financial Services (1.9%)
Shift4 Payments, Inc. Class A (b)	38,486	2,917,239

Semiconductors & Semiconductor Equipment (6.1%)
Allegro MicroSystems, Inc. (b)	114,693	5,504,117
Onto Innovation, Inc. (b)	15,751	1,384,198
Power Integrations, Inc.	17,310	1,465,118
Silicon Laboratories, Inc. (b)	5,579	976,827
		9,330,260
Software (15.7%)
Box, Inc. Class A (b)	76,512	2,049,756
CyberArk Software Ltd. (b) (c)	23,099	3,418,190
DoubleVerify Holdings, Inc. (b)	111,156	3,351,353
Five9, Inc. (b)	5,868	424,198
Globant SA (b) (c)	4,154	681,297
Instructure Holdings, Inc. (b)	65,054	1,684,899

See accompanying notes to investments in securities.

SFT Delaware IvySM Small Cap Growth Fund

Investments in Securities – continued

Jamf Holding Corp. (b)	45,998	$893,281
Paycor HCM, Inc. (b)	118,046	3,130,580
Smartsheet, Inc. Class A (b)	54,737	2,616,429
Sprout Social, Inc. Class A (b)	44,908	2,733,999
Tenable Holdings, Inc. (b)	57,923	2,751,922
		23,735,904
Leisure and Consumer Staples (3.2%)
Beverages (1.1%)
MGP Ingredients, Inc.	16,434	1,589,496

Consumer Staples Distribution & Retail (2.1%)
BJ's Wholesale Club Holdings, Inc. (b)	42,697	3,247,961

Materials (1.8%)
Metals & Mining (1.8%)
ATI, Inc. (b)	70,323	2,774,945

Real Estate (0.8%)
Hotels & Resort REITs (0.8%)
Ryman Hospitality Properties, Inc.	13,120	1,177,258
Total common stocks (cost: $137,144,180)		146,881,005

Short-Term Securities (3.0%)
Investment Companies (3.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.700%	4,497,774	4,497,774
Total short-term securities (cost: $4,497,774)		4,497,774
Total investments in securities (cost: $141,641,954) (d)		151,378,779
Cash and other assets in excess of liabilities (0.0%)		1,991
Total net assets (100.0%)		$151,380,770

Investments in Securities Legend

(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 6.0% of net assets in foreign securities at March 31, 2023.
(d)	At March 31, 2023 the cost of investments for federal income tax purposes was $142,136,494. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$19,166,625
Gross unrealized depreciation	(9,924,340)
Net unrealized appreciation	$9,242,285

See accompanying notes to investments in securities.

SFT Equity Stabilization Fund

Investments in Securities

March 31, 2023

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (90.5%)
Investment Companies (90.5%)
BlackRock Short Maturity Bond ETF	318,620	$15,803,552
iShares Core High Dividend ETF	570,902	58,037,897
iShares Edge MSCI Minimum Volatility EAFE ETF	1,223,448	82,766,257
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	403,120	21,998,258
iShares Edge MSCI Minimum Volatility USA ETF (b)	1,364,412	99,247,329
iShares MSCI Germany ETF	660,182	18,788,780
Total mutual funds (cost: $255,135,335)		296,642,073

Short-Term Securities (7.2%)
Investment Companies (7.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.700%	23,718,921	23,718,921
Total investments excluding purchased options (cost: $278,854,256)		320,360,994
Total purchased options outstanding (0.0%) (cost: $339,788)		129,440
Total investments in securities (cost: $279,194,044) (c)		320,490,434
Cash and other assets in excess of liabilities (2.3%)		7,458,733
Total net assets (100.0%)		$327,949,167

Investments in Securities Legend

(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Fully or partially pledged as initial margin deposits on open futures contracts.
(c)	At March 31, 2023, the cost of investments for federal income tax purposes was $281,974,803. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$39,451,025
Gross unrealized depreciation	(195,563)
Net unrealized appreciation	$39,255,462

Holdings of Open Futures Contracts
On March 31, 2023, securities with an aggregate market value of $12,802,240 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	June 2023	83	Long	$16,413,472	$17,171,663	$758,191

Put Options Purchased:

The Fund had the following put options purchased open at March 31, 2023:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$3,880	April 2023	40	$4,000	$71,400
S&P 500 Index	3,840	April 2023	40	4,000	58,040
					$129,440

Put Options Written:

The Fund had the following put options written open at March 31, 2023:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$3,430	April 2023	40	$4,000	$(8,600)
S&P 500 Index	3,480	April 2023	40	4,000	(9,760)
					$(18,360)

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities

March 31, 2023

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.5%)
Communication Services (0.8%)
Diversified Telecommunication Services (0.6%)
Frontier Communications Parent, Inc. (b)	20,303	$462,299
Iridium Communications, Inc.	11,368	704,020
		1,166,319
Electric Utilities (0.2%)
Portland General Electric Co.	8,040	393,076

Consumer Discretionary (15.9%)
Automobile Components (1.8%)
Adient PLC (b) (c)	8,643	354,017
Autoliv, Inc.	7,064	659,495
Dana, Inc.	11,550	173,828
Fox Factory Holding Corp. (b)	3,842	466,304
Gentex Corp.	21,364	598,833
Goodyear Tire & Rubber Co. (b)	25,761	283,886
Lear Corp.	5,358	747,387
Visteon Corp. (b)	2,600	407,758
		3,691,508
Automobiles (0.4%)
Harley-Davidson, Inc.	12,045	457,349
Thor Industries, Inc.	4,865	387,448
		844,797
Broadline Retail (0.6%)
Kohl's Corp.	10,062	236,860
Macy's, Inc.	24,691	431,846
Nordstrom, Inc.	10,172	165,498
Ollie's Bargain Outlet Holdings, Inc. (b)	5,249	304,127
		1,138,331
Casino Gaming (0.2%)
Boyd Gaming Corp.	7,189	460,959

Diversified Consumer Services (1.0%)
Graham Holdings Co. Class B	358	213,311
Grand Canyon Education, Inc. (b)	2,819	321,084
H&R Block, Inc.	13,868	488,847
Service Corp. International	14,007	963,401
		1,986,643
Entertainment (0.2%)
World Wrestling Entertainment, Inc. Class A	3,948	360,294

Hotels, Restaurants & Leisure (3.1%)
Aramark	23,725	849,355
Choice Hotels International, Inc.	2,547	298,483
Churchill Downs, Inc.	3,030	778,861
Hilton Grand Vacations, Inc. (b)	7,230	321,229
Light & Wonder, Inc. (b)	8,442	506,942
Marriott Vacations Worldwide Corp.	3,488	470,392
Papa John's International, Inc.	2,886	216,248
Penn Entertainment, Inc. (b)	14,127	419,007
Texas Roadhouse, Inc.	6,062	655,060
Travel & Leisure Co.	7,369	288,865
Wendy's Co.	15,520	338,026
Wingstop, Inc.	2,768	508,149
Wyndham Hotels & Resorts, Inc.	8,016	543,885
		6,194,502
Household Durables (1.5%)
Helen of Troy Ltd. (b) (c)	2,147	204,330
KB Home	7,434	298,698
Leggett & Platt, Inc.	12,076	384,983
Taylor Morrison Home Corp. (b)	9,856	377,090
Tempur Sealy International, Inc.	15,518	612,806

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Toll Brothers, Inc.	9,365	$562,181
TopBuild Corp. (b)	2,913	606,312
		3,046,400
Interactive Media & Services (0.1%)
TripAdvisor, Inc. (b)	9,529	189,246

Leisure Equipment & Products (1.1%)
Brunswick Corp.	6,550	537,100
Mattel, Inc. (b)	32,276	594,201
Polaris, Inc.	5,007	553,924
Topgolf Callaway Brands Corp. (b)	12,554	271,418
YETI Holdings, Inc. (b)	7,841	313,640
		2,270,283
Media (1.0%)
Cable One, Inc.	448	314,496
John Wiley & Sons, Inc. Class A	3,856	149,497
New York Times Co. Class A	14,994	582,967
Nexstar Media Group, Inc.	3,450	595,677
TEGNA, Inc.	20,319	343,594
		1,986,231
Specialty Retail (2.8%)
AutoNation, Inc. (b)	3,143	422,294
Dick's Sporting Goods, Inc.	5,450	773,301
Five Below, Inc. (b)	5,122	1,054,978
Foot Locker, Inc.	7,135	283,188
GameStop Corp. Class A (b)	23,023	529,989
Gap, Inc.	19,282	193,591
Lithia Motors, Inc.	2,514	575,530
Murphy USA, Inc.	1,811	467,329
RH (b)	1,702	414,522
Victoria's Secret & Co. (b)	7,361	251,378
Williams-Sonoma, Inc.	6,031	733,732
		5,699,832
Textiles, Apparel & Luxury Goods (2.1%)
Capri Holdings Ltd. (b) (c)	11,448	538,056
Carter's, Inc.	3,461	248,915
Columbia Sportswear Co.	3,232	291,656
Crocs, Inc. (b)	5,613	709,708
Deckers Outdoor Corp. (b)	2,423	1,089,260
PVH Corp.	5,771	514,542
Skechers U.S.A., Inc. Class A (b)	12,196	579,554
Under Armour, Inc. Class A (b)	17,185	163,086
Under Armour, Inc. Class C (b)	17,265	147,270
		4,282,047
Consumer Staples (2.9%)
Beverages (0.3%)
Boston Beer Co., Inc. Class A (b)	885	290,899
Coca-Cola Consolidated, Inc.	420	224,734
		515,633
Consumer Staples Distribution & Retail (1.0%)
Casey's General Stores, Inc.	3,384	732,501
Grocery Outlet Holding Corp. (b)	8,034	227,041
Sprouts Farmers Market, Inc. (b)	9,612	336,708
U.S. Foods Holding Corp. (b)	18,638	688,488
		1,984,738
Food Products (1.3%)
Darling Ingredients, Inc. (b)	14,596	852,406
Flowers Foods, Inc.	17,498	479,620
Ingredion, Inc.	5,937	603,971
Lancaster Colony Corp.	1,797	364,575
Post Holdings, Inc. (b)	4,866	437,308
		2,737,880
Household Products (0.1%)
Energizer Holdings, Inc.	5,951	206,500

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Personal Products (0.2%)
Coty, Inc. Class A (b)	33,389	$402,671

Energy (3.7%)
Energy Equipment & Services (0.8%)
ChampionX Corp.	18,090	490,782
NOV, Inc.	35,774	662,177
Valaris Ltd. (b) (c)	5,477	356,333
		1,509,292
Oil, Gas & Consumable Fuels (2.9%)
Antero Midstream Corp.	30,504	319,987
Antero Resources Corp. (b)	25,147	580,644
Chord Energy Corp.	3,789	509,999
CNX Resources Corp. (b)	15,494	248,214
DT Midstream, Inc.	8,718	430,408
Equitrans Midstream Corp.	39,414	227,813
HF Sinclair Corp.	12,248	592,558
Matador Resources Co.	10,146	483,457
Murphy Oil Corp.	13,308	492,130
PBF Energy, Inc. Class A	10,403	451,074
PDC Energy, Inc.	8,367	536,994
Range Resources Corp.	22,006	582,499
Southwestern Energy Co. (b)	100,507	502,535
		5,958,312
Financial (13.7%)
Capital Markets (1.9%)
Affiliated Managers Group, Inc.	3,426	487,931
Evercore, Inc. Class A	3,288	379,369
Federated Hermes, Inc.	7,632	306,349
Interactive Brokers Group, Inc. Class A	9,391	775,321
Janus Henderson Group PLC (c)	12,001	319,707
Jefferies Financial Group, Inc.	16,477	522,980
SEI Investments Co.	9,286	534,409
Stifel Financial Corp.	9,594	566,909
		3,892,975
Commercial Banks (5.6%)
Associated Banc-Corp.	13,693	246,200
Bank of Hawaii Corp.	3,589	186,915
Bank OZK	10,031	343,060
Cadence Bank	16,615	344,927
Cathay General Bancorp	6,624	228,661
Columbia Banking System, Inc.	18,940	405,695
Commerce Bancshares, Inc.	10,311	601,647
Cullen/Frost Bankers, Inc.	5,856	616,871
East West Bancorp, Inc.	12,836	712,398
First Financial Bankshares, Inc.	11,744	374,634
First Horizon Corp.	48,871	868,926
FNB Corp.	32,829	380,816
Fulton Financial Corp.	15,263	210,935
Glacier Bancorp, Inc.	10,014	420,688
Hancock Whitney Corp.	7,790	283,556
Home BancShares, Inc.	17,230	374,063
International Bancshares Corp.	4,776	204,508
Old National Bancorp	26,675	384,654
PacWest Bancorp	10,654	103,663
Pinnacle Financial Partners, Inc.	6,963	384,079
Prosperity Bancshares, Inc.	8,303	510,801
SouthState Corp.	6,894	491,266
Synovus Financial Corp.	13,250	408,498
Texas Capital Bancshares, Inc. (b)	4,392	215,032
UMB Financial Corp.	3,970	229,148
United Bankshares, Inc.	12,228	430,426
Valley National Bancorp	38,277	353,680
Webster Financial Corp.	15,847	624,689
Wintrust Financial Corp.	5,501	401,298
		11,341,734

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Consumer Finance (0.4%)
FirstCash Holdings, Inc.	3,424	$326,547
Navient Corp.	9,234	147,652
SLM Corp.	21,921	271,601
		745,800
Financial Services (0.9%)
Essent Group Ltd. (c)	9,708	388,805
MGIC Investment Corp.	26,724	358,636
New York Community Bancorp, Inc.	62,040	560,842
Voya Financial, Inc.	8,834	631,278
		1,939,561
Insurance (3.8%)
American Financial Group, Inc.	6,363	773,104
Brighthouse Financial, Inc. (b)	6,218	274,276
CNO Financial Group, Inc.	10,346	229,578
First American Financial Corp.	9,411	523,816
Hanover Insurance Group, Inc.	3,199	411,072
Kemper Corp.	5,730	313,202
Kinsale Capital Group, Inc.	2,020	606,303
Old Republic International Corp.	25,121	627,271
Primerica, Inc.	3,420	589,061
Reinsurance Group of America, Inc.	6,107	810,765
RenaissanceRe Holdings Ltd. (c)	4,047	810,776
RLI Corp.	3,741	497,216
Selective Insurance Group, Inc.	5,502	524,506
Unum Group	17,031	673,746
		7,664,692
Mortgage REITs (0.2%)
Starwood Property Trust, Inc.	28,194	498,752

Residential REITs (0.6%)
Annaly Capital Management, Inc.	42,650	815,041
Independence Realty Trust, Inc.	20,386	326,788
		1,141,829
Retail REITs (0.3%)
Agree Realty Corp.	8,066	553,408

Health Care (9.0%)
Biotechnology (1.6%)
Arrowhead Pharmaceuticals, Inc. (b)	9,864	250,546
Exelixis, Inc. (b)	29,515	572,886
Halozyme Therapeutics, Inc. (b)	12,314	470,272
Neurocrine Biosciences, Inc. (b)	8,834	894,177
United Therapeutics Corp. (b)	4,130	924,955
		3,112,836
Health Care Equipment & Supplies (3.5%)
Enovis Corp. (b)	4,285	229,205
Envista Holdings Corp. (b)	14,863	607,599
Globus Medical, Inc. Class A (b)	7,034	398,406
Haemonetics Corp. (b)	4,586	379,491
ICU Medical, Inc. (b)	1,891	311,939
Inari Medical, Inc. (b)	4,388	270,915
Integra LifeSciences Holdings Corp. (b)	6,533	375,060
Lantheus Holdings, Inc. (b)	6,225	513,936
LivaNova PLC (b) (c)	4,871	212,278
Masimo Corp. (b)	4,413	814,375
Neogen Corp. (b)	19,685	364,566
Omnicell, Inc. (b)	4,030	236,440
Penumbra, Inc. (b)	3,459	963,989
QuidelOrtho Corp. (b)	4,852	432,265
Shockwave Medical, Inc. (b)	3,363	729,199
STAAR Surgical Co. (b)	4,358	278,694
		7,118,357
Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc. (b)	8,260	596,785
Amedisys, Inc. (b)	2,894	212,854

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Chemed Corp.	1,411	$758,765
Encompass Health Corp.	8,998	486,792
HealthEquity, Inc. (b)	7,691	451,539
Option Care Health, Inc. (b)	15,241	484,207
Patterson Cos., Inc.	7,860	210,412
Progyny, Inc. (b)	6,813	218,833
R1 RCM, Inc. (b)	12,437	186,555
Tenet Healthcare Corp. (b)	9,836	584,455
		4,191,197
Life Sciences Tools & Services (1.2%)
Bruker Corp.	9,098	717,286
Medpace Holdings, Inc. (b)	2,293	431,198
Repligen Corp. (b)	4,700	791,292
Sotera Health Co. (b)	8,924	159,829
Syneos Health, Inc. (b)	9,356	333,261
		2,432,866
Pharmaceuticals (0.6%)
Jazz Pharmaceuticals PLC (b) (c)	5,781	845,934
Perrigo Co. PLC (c)	12,262	439,838
		1,285,772
Industrials (19.7%)
Aerospace & Defense (1.6%)
Axon Enterprise, Inc. (b)	6,157	1,384,401
Curtiss-Wright Corp.	3,515	619,554
Hexcel Corp.	7,662	522,931
Mercury Systems, Inc. (b)	5,257	268,738
Woodward, Inc.	5,429	528,622
		3,324,246
Air Freight & Logistics (0.3%)
GXO Logistics, Inc. (b)	10,731	541,486

Building Products (3.1%)
Advanced Drainage Systems, Inc.	5,696	479,660
Builders FirstSource, Inc. (b)	13,404	1,190,007
Carlisle Cos., Inc.	4,775	1,079,484
Fortune Brands Innovations, Inc.	11,679	685,908
Lennox International, Inc.	2,945	740,020
Owens Corning	8,488	813,150
Simpson Manufacturing Co., Inc.	3,891	426,609
Trex Co., Inc. (b)	9,968	485,143
UFP Industries, Inc.	5,570	442,648
		6,342,629
Commercial Services & Supplies (1.2%)
Brink's Co.	4,165	278,222
Clean Harbors, Inc. (b)	4,588	654,065
MSA Safety, Inc.	3,368	449,628
Stericycle, Inc. (b)	8,395	366,106
Tetra Tech, Inc.	4,849	712,367
		2,460,388
Construction & Engineering (1.6%)
AECOM	12,655	1,067,069
EMCOR Group, Inc.	4,379	711,982
Fluor Corp. (b)	12,940	399,975
MasTec, Inc. (b)	5,400	509,976
Valmont Industries, Inc.	1,943	620,361
		3,309,363
Electrical Equipment (2.0%)
Acuity Brands, Inc.	2,987	545,815
EnerSys	3,707	322,064
Hubbell, Inc.	4,877	1,186,623
nVent Electric PLC (c)	15,171	651,443
Regal Rexnord Corp.	5,984	842,128
Sunrun, Inc. (b)	19,408	391,071
Vicor Corp. (b)	2,030	95,288
		4,034,432

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Ground Transportation (1.9%)
Avis Budget Group, Inc. (b)	2,287	$445,508
Hertz Global Holdings, Inc. (b)	14,681	239,153
Knight-Swift Transportation Holdings, Inc.	14,635	828,048
Landstar System, Inc.	3,326	596,219
Ryder System, Inc.	4,562	407,113
Saia, Inc. (b)	2,462	669,861
Werner Enterprises, Inc.	5,344	243,098
XPO, Inc. (b)	10,404	331,888
		3,760,888
Machinery (4.6%)
AGCO Corp.	5,654	764,421
Chart Industries, Inc. (b)	3,850	482,790
Crane Holdings Co.	4,343	492,931
Donaldson Co., Inc.	11,082	724,098
Esab Corp.	4,627	273,317
Flowserve Corp.	11,902	404,668
Graco, Inc.	15,327	1,119,024
ITT, Inc.	7,521	649,062
Lincoln Electric Holdings, Inc.	5,226	883,717
Middleby Corp. (b)	4,889	716,776
Oshkosh Corp.	5,976	497,084
Terex Corp.	6,063	293,328
Timken Co.	5,984	489,012
Toro Co.	9,530	1,059,355
Watts Water Technologies, Inc. Class A	2,464	414,740
		9,264,323
Marine Transportation (0.2%)
Kirby Corp. (b)	5,404	376,659

Passenger Airlines (0.1%)
JetBlue Airways Corp. (b)	29,496	214,731

Professional Services (2.0%)
ASGN, Inc. (b)	4,544	375,652
CACI International, Inc. Class A (b)	2,165	641,446
Exponent, Inc.	4,640	462,562
FTI Consulting, Inc. (b)	3,131	617,903
Insperity, Inc.	3,281	398,806
KBR, Inc.	12,423	683,886
ManpowerGroup, Inc.	4,563	376,584
Science Applications International Corp.	4,975	534,614
		4,091,453
Trading Companies & Distributors (1.1%)
GATX Corp.	3,199	351,954
MSC Industrial Direct Co., Inc. Class A	4,314	362,376
Univar Solutions, Inc. (b)	14,860	520,546
Watsco, Inc.	3,057	972,615
		2,207,491
Industrials (0.2%)
Electronic Equipment, Instruments & Components (0.2%)
Coherent Corp. (b)	12,644	481,484

Information Technology (12.0%)
Communications Equipment (0.7%)
Calix, Inc. (b)	5,183	277,757
Ciena Corp. (b)	13,470	707,444
Lumentum Holdings, Inc. (b)	6,190	334,322
		1,319,523
Computers & Peripherals (0.1%)
Xerox Holdings Corp.	10,128	155,971

Electronic Equipment, Instruments & Components (3.2%)
Arrow Electronics, Inc. (b)	5,308	662,810
Avnet, Inc.	8,309	375,567
Belden, Inc.	3,923	340,399
Cognex Corp.	15,749	780,363
IPG Photonics Corp. (b)	2,926	360,805

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Jabil, Inc.	12,138	$1,070,086
Littelfuse, Inc.	2,250	603,202
National Instruments Corp.	11,882	622,736
Novanta, Inc. (b) (c)	3,250	517,043
TD SYNNEX Corp.	3,851	372,738
Vishay Intertechnology, Inc.	11,727	265,265
Vontier Corp.	14,322	391,563
		6,362,577
Financial Services (0.8%)
Euronet Worldwide, Inc. (b)	4,301	481,282
Western Union Co.	34,016	379,278
WEX, Inc. (b)	3,982	732,250
		1,592,810
Interactive Media & Services (0.2%)
Ziff Davis, Inc. (b)	4,223	329,605

IT Services (0.1%)
Kyndryl Holdings, Inc. (b)	18,647	275,230

Life Sciences Tools & Services (0.1%)
Azenta, Inc. (b)	6,293	280,794

Professional Services (1.0%)
Concentrix Corp.	3,901	474,167
ExlService Holdings, Inc. (b)	3,026	489,698
Genpact Ltd. (c)	15,314	707,813
Maximus, Inc.	5,512	433,794
		2,105,472
Semiconductors & Semiconductor Equipment (3.0%)
Allegro MicroSystems, Inc. (b)	5,877	282,037
Amkor Technology, Inc.	9,049	235,455
Cirrus Logic, Inc. (b)	5,008	547,775
Lattice Semiconductor Corp. (b)	12,482	1,192,031
MACOM Technology Solutions Holdings, Inc. (b)	4,666	330,539
MKS Instruments, Inc.	5,214	462,065
Power Integrations, Inc.	5,204	440,467
Silicon Laboratories, Inc. (b)	2,905	508,636
SiTime Corp. (b)	1,510	214,767
SunPower Corp. (b)	7,689	106,416
Synaptics, Inc. (b)	3,618	402,141
Universal Display Corp.	3,943	611,678
Wolfspeed, Inc. (b)	11,314	734,844
		6,068,851
Software (2.8%)
ACI Worldwide, Inc. (b)	10,148	273,793
Aspen Technology, Inc. (b)	2,715	621,382
Blackbaud, Inc. (b)	4,050	280,665
CommVault Systems, Inc. (b)	3,966	225,031
Dynatrace, Inc. (b)	19,743	835,129
Envestnet, Inc. (b)	5,031	295,169
Manhattan Associates, Inc. (b)	5,686	880,477
NCR Corp. (b)	12,526	295,488
Paylocity Holding Corp. (b)	3,755	746,419
Qualys, Inc. (b)	3,188	414,504
Super Micro Computer, Inc. (b)	4,241	451,878
Teradata Corp. (b)	9,187	370,052
		5,689,987
Leisure and Consumer Staples (1.3%)
Beverages (0.2%)
Celsius Holdings, Inc. (b)	3,661	340,253

Consumer Staples Distribution & Retail (0.9%)
BJ's Wholesale Club Holdings, Inc. (b)	12,243	931,325
Performance Food Group Co. (b)	14,205	857,130
		1,788,455
Food Products (0.0%)
Pilgrim's Pride Corp. (b)	4,047	93,810

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Personal Products (0.2%)
BellRing Brands, Inc. (b)	12,164	$413,576

Materials (6.7%)
Chemicals (2.8%)
Ashland, Inc.	4,523	464,557
Avient Corp.	7,705	317,138
Axalta Coating Systems Ltd. (b) (c)	20,090	608,526
Cabot Corp.	5,065	388,182
Chemours Co.	13,509	404,459
Ingevity Corp. (b)	3,166	226,432
NewMarket Corp.	628	229,207
Olin Corp.	11,205	621,878
RPM International, Inc.	11,757	1,025,681
Scotts Miracle-Gro Co.	3,737	260,618
Sensient Technologies Corp.	3,780	289,397
Valvoline, Inc.	15,658	547,091
Westlake Corp.	3,158	366,265
		5,749,431
Construction Materials (0.2%)
Eagle Materials, Inc.	3,283	481,780

Containers & Packaging (0.9%)
AptarGroup, Inc.	5,915	699,094
Greif, Inc. Class A	2,325	147,335
Silgan Holdings, Inc.	7,588	407,248
Sonoco Products Co.	8,822	538,142
		1,791,819
Metals & Mining (2.6%)
Alcoa Corp.	16,117	685,940
Cleveland-Cliffs, Inc. (b)	46,930	860,227
Commercial Metals Co.	10,666	521,567
MP Materials Corp. (b)	8,329	234,794
Reliance Steel & Aluminum Co.	5,394	1,384,856
Royal Gold, Inc.	5,978	775,406
U.S. Steel Corp.	20,637	538,626
Worthington Industries, Inc.	2,758	178,305
		5,179,721
Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	6,488	351,714

Real Estate (6.9%)
Health Care REITs (1.1%)
Healthcare Realty Trust, Inc.	34,660	669,978
Medical Properties Trust, Inc.	54,551	448,409
Omega Healthcare Investors, Inc.	21,334	584,765
Physicians Realty Trust	20,788	310,365
Sabra Health Care REIT, Inc.	21,035	241,902
		2,255,419
Hotels & Resort REITs (0.1%)
Park Hotels & Resorts, Inc.	20,477	253,096

Industrial REITs (1.2%)
EastGroup Properties, Inc.	3,978	657,643
First Industrial Realty Trust, Inc.	12,034	640,209
Rexford Industrial Realty, Inc.	17,223	1,027,352
		2,325,204
Office REITs (0.7%)
Corporate Office Properties Trust	10,148	240,609
Cousins Properties, Inc.	13,728	293,505
Douglas Emmett, Inc.	16,009	197,391
Highwoods Properties, Inc.	9,486	219,980
Kilroy Realty Corp.	9,576	310,263
Vornado Realty Trust	14,674	225,539
		1,487,287
Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc. (b)	4,347	632,445

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Residential REITs (0.2%)
Apartment Income REIT Corp.	13,545	$485,046

Retail REITs (1.2%)
Brixmor Property Group, Inc.	27,314	587,797
Kite Realty Group Trust	19,954	417,438
Macerich Co.	19,602	207,781
National Retail Properties, Inc.	16,526	729,623
Spirit Realty Capital, Inc.	12,719	506,725
		2,449,364
Specialized REITs (2.1%)
CubeSmart	20,452	945,292
EPR Properties	6,734	256,565
Lamar Advertising Co. Class A	7,937	792,827
Life Storage, Inc.	7,711	1,010,835
National Storage Affiliates Trust	7,692	321,372
PotlatchDeltic Corp.	7,344	363,528
Rayonier, Inc.	13,355	444,187
		4,134,606
Utilities (3.7%)
Construction & Engineering (0.3%)
MDU Resources Group, Inc.	18,519	564,459

Electric Utilities (1.3%)
ALLETE, Inc.	5,195	334,402
Hawaiian Electric Industries, Inc.	9,876	379,239
IDACORP, Inc.	4,630	501,568
OGE Energy Corp.	18,233	686,655
Ormat Technologies, Inc.	4,781	405,285
PNM Resources, Inc.	7,725	376,053
		2,683,202
Gas Utilities (1.3%)
National Fuel Gas Co.	8,337	481,378
New Jersey Resources Corp.	8,765	466,298
ONE Gas, Inc.	4,931	390,683
Southwest Gas Holdings, Inc.	5,929	370,266
Spire, Inc.	4,751	333,235
UGI Corp.	19,085	663,395
		2,705,255
Multi-Utilities (0.3%)
Black Hills Corp.	5,910	372,921
NorthWestern Corp.	5,209	301,393
		674,314
Water Utilities (0.5%)
Essential Utilities, Inc.	21,737	948,820
Total common stocks (cost: $147,728,048)		195,324,742

	Principal
Long-Term Debt Securities (0.5%)
Government Obligation (0.5%)
U.S. Government Agencies and Obligations (0.5%)
U.S. Treasury (0.5%)
U.S. Treasury Note, 1.750%, 05/15/23 (d)	$1,000,000	996,250
Total long-term debt securities (cost: $999,642)		996,250

	Shares
Mutual Funds (0.1%)
Investment Companies (0.1%)
SPDR S&P MidCap 400 ETF Trust	800	366,728
Total mutual funds (cost: $354,087)		366,728

Short-Term Securities (2.8%)
Investment Companies (2.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.700%	5,588,465	5,588,465
Total short-term securities (cost: $5,588,465)		5,588,465
Total investments in securities (cost: $154,670,242) (e)		202,276,185
Cash and other assets in excess of liabilities (0.1%)		162,182
Total net assets (100.0%)		$202,438,367

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Investments in Securities Legend
(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 3.4% of net assets in foreign securities at March 31, 2023.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.
(e)	At March 31, 2023 the cost of investments for federal income tax purposes was $154,682,872. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$61,371,489
Gross unrealized depreciation	(13,886,013)
Net unrealized appreciation	$47,485,476

Holdings of Open Futures Contracts
On March 31, 2023, securities with an aggregate market value $996,250 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400® E-Mini Index Future	June 2023	26	Long	$6,685,057	$6,577,220	$(107,837)

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities

March 31, 2023

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.5%)
Communication Services (1.3%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	215,827	$4,154,670
Verizon Communications, Inc.	127,167	4,945,524
		9,100,194
Entertainment (0.1%)
Warner Bros Discovery, Inc. (b)	66,911	1,010,356

Interactive Media & Services (0.0%)
Match Group, Inc. (b)	8,407	322,745

Media (0.1%)
Fox Corp. Class A	8,981	305,803
Fox Corp. Class B	4,151	129,968
Paramount Global Class B	15,260	340,450
		776,221
Wireless Telecommunication Services (0.2%)
T-Mobile U.S., Inc. (b)	17,934	2,597,561

Consumer Discretionary (11.8%)
Automobile Components (0.1%)
Aptiv PLC (b) (c)	8,187	918,499
BorgWarner, Inc.	7,089	348,141
		1,266,640
Automobiles (1.9%)
Ford Motor Co.	118,551	1,493,743
General Motors Co.	42,227	1,548,886
Tesla, Inc. (b)	81,434	16,894,298
		19,936,927
Broadline Retail (3.1%)
Amazon.com, Inc. (b)	269,938	27,881,896
Dollar General Corp.	6,769	1,424,604
Dollar Tree, Inc. (b)	6,234	894,890
Etsy, Inc. (b)	3,721	414,259
Target Corp.	13,914	2,304,576
		32,920,225
Casino Gaming (0.0%)
Caesars Entertainment, Inc. (b)	6,434	314,044

Distributors (0.2%)
Genuine Parts Co.	4,310	721,106
LKQ Corp.	7,651	434,271
Pool Corp.	1,170	400,655
		1,556,032
Entertainment (1.0%)
Netflix, Inc. (b)	13,547	4,680,217
Walt Disney Co. (b)	55,313	5,538,491
		10,218,708
Hotels, Restaurants & Leisure (1.9%)
Booking Holdings, Inc. (b)	1,174	3,113,929
Carnival Corp. (b) (c)	30,259	307,129
Chipotle Mexican Grill, Inc. (b)	849	1,450,338
Darden Restaurants, Inc.	3,638	564,472
Domino's Pizza, Inc.	1,070	352,961
Expedia Group, Inc. (b)	4,463	433,045
Las Vegas Sands Corp. (b)	9,860	566,457
Marriott International, Inc. Class A	8,130	1,349,905
McDonald's Corp.	22,232	6,216,290
MGM Resorts International	9,527	423,189
Norwegian Cruise Line Holdings Ltd. (b) (c)	12,759	171,609
Royal Caribbean Cruises Ltd. (b) (c)	6,631	433,004
Starbucks Corp.	34,799	3,623,620

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Wynn Resorts Ltd. (b)	3,125	$349,719
Yum! Brands, Inc.	8,474	1,119,246
		20,474,913
Household Durables (0.3%)
DR Horton, Inc.	9,379	916,234
Garmin Ltd. (c)	4,629	467,158
Lennar Corp. Class A	7,598	798,626
Mohawk Industries, Inc. (b)	1,513	151,633
Newell Brands, Inc.	11,396	141,766
NVR, Inc. (b)	94	523,786
PulteGroup, Inc.	6,746	393,157
Whirlpool Corp.	1,635	215,853
		3,608,213
Leisure Equipment & Products (0.0%)
Hasbro, Inc.	3,835	205,901

Media (0.7%)
Charter Communications, Inc. Class A (b)	3,227	1,154,007
Comcast Corp. Class A	127,371	4,828,635
DISH Network Corp. Class A (b)	7,594	70,852
Interpublic Group of Cos., Inc.	11,691	435,373
Live Nation Entertainment, Inc. (b)	4,263	298,410
News Corp. Class A	11,519	198,933
News Corp. Class B	3,493	60,883
Omnicom Group, Inc.	6,061	571,795
		7,618,888
Specialty Retail (2.1%)
Advance Auto Parts, Inc.	1,798	218,655
AutoZone, Inc. (b)	586	1,440,476
Bath & Body Works, Inc.	6,850	250,573
Best Buy Co., Inc.	5,954	466,020
CarMax, Inc. (b)	4,756	305,716
Home Depot, Inc.	30,860	9,107,403
Lowe's Cos., Inc.	18,310	3,661,451
O'Reilly Automotive, Inc. (b)	1,941	1,647,870
Ross Stores, Inc.	10,355	1,098,976
TJX Cos., Inc.	34,958	2,739,309
Tractor Supply Co.	3,309	777,747
Ulta Beauty, Inc. (b)	1,578	861,067
		22,575,263
Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc. Class B	37,717	4,625,613
Ralph Lauren Corp.	1,233	143,854
Tapestry, Inc.	7,148	308,150
VF Corp.	9,909	227,015
		5,304,632
Consumer Staples (6.9%)
Beverages (1.8%)
Brown-Forman Corp. Class B	5,525	355,092
Coca-Cola Co.	117,846	7,309,987
Constellation Brands, Inc. Class A	4,905	1,107,990
Keurig Dr Pepper, Inc.	25,676	905,849
Molson Coors Beverage Co. Class B	5,647	291,837
Monster Beverage Corp. (b)	22,882	1,235,857
PepsiCo, Inc.	41,729	7,607,197
		18,813,809
Consumer Staples Distribution & Retail (1.8%)
Costco Wholesale Corp.	13,431	6,673,461
CVS Health Corp.	38,881	2,889,247
Kroger Co.	19,682	971,700
Sysco Corp.	15,288	1,180,692
Walgreens Boots Alliance, Inc.	21,589	746,548
Walmart, Inc.	42,461	6,260,875
		18,722,523

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Food Products (1.1%)
Archer-Daniels-Midland Co.	16,498	$1,314,231
Bunge Ltd. (c)	4,531	432,801
Campbell Soup Co.	5,989	329,275
Conagra Brands, Inc.	14,406	541,089
General Mills, Inc.	17,834	1,524,094
Hershey Co.	4,465	1,135,941
Hormel Foods Corp.	8,684	346,318
J M Smucker Co.	3,241	510,036
Kellogg Co.	7,654	512,512
Kraft Heinz Co.	24,058	930,323
Lamb Weston Holdings, Inc.	4,297	449,122
McCormick & Co., Inc.	7,516	625,406
Mondelez International, Inc. Class A	41,263	2,876,856
Tyson Foods, Inc. Class A	8,590	509,559
		12,037,563
Household Products (1.4%)
Church & Dwight Co., Inc.	7,289	644,420
Clorox Co.	3,720	588,653
Colgate-Palmolive Co.	25,237	1,896,561
Kimberly-Clark Corp.	10,231	1,373,205
Procter & Gamble Co.	71,432	10,621,224
		15,124,063
Personal Care (0.2%)
Estee Lauder Cos., Inc. Class A	7,031	1,732,860

Tobacco (0.6%)
Altria Group, Inc.	54,052	2,411,800
Philip Morris International, Inc.	46,841	4,555,288
		6,967,088
Energy (4.4%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	30,460	879,075
Halliburton Co.	27,337	864,943
Schlumberger NV (c)	43,001	2,111,349
		3,855,367
Oil, Gas & Consumable Fuels (4.0%)
APA Corp.	9,698	349,710
Chevron Corp.	53,864	8,788,450
ConocoPhillips	37,056	3,676,326
Coterra Energy, Inc.	23,873	585,843
Devon Energy Corp.	19,752	999,649
Diamondback Energy, Inc.	5,564	752,086
EOG Resources, Inc.	17,748	2,034,453
EQT Corp.	11,015	351,489
Exxon Mobil Corp.	124,688	13,673,286
Hess Corp.	8,361	1,106,495
Kinder Morgan, Inc.	59,898	1,048,814
Marathon Oil Corp.	19,189	459,768
Marathon Petroleum Corp.	13,746	1,853,373
Occidental Petroleum Corp.	21,971	1,371,650
Phillips 66	14,109	1,430,370
Pioneer Natural Resources Co.	7,162	1,462,767
Targa Resources Corp.	6,820	497,519
Valero Energy Corp.	11,649	1,626,200
Williams Cos., Inc.	36,803	1,098,938
		43,167,186
Financial (10.0%)
Capital Markets (2.8%)
Ameriprise Financial, Inc.	3,214	985,091
Bank of New York Mellon Corp.	22,225	1,009,904
BlackRock, Inc.	4,525	3,027,768
Cboe Global Markets, Inc.	3,154	423,393
Charles Schwab Corp.	46,089	2,414,142
CME Group, Inc.	10,869	2,081,631
FactSet Research Systems, Inc.	1,221	506,825

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Franklin Resources, Inc.	8,635	$232,627
Goldman Sachs Group, Inc.	10,232	3,346,990
Intercontinental Exchange, Inc.	16,877	1,760,102
Invesco Ltd. (c)	13,770	225,828
MarketAxess Holdings, Inc.	1,169	457,418
Moody's Corp.	4,807	1,471,038
Morgan Stanley	39,559	3,473,280
MSCI, Inc.	2,447	1,369,561
Nasdaq, Inc.	10,242	559,930
Northern Trust Corp.	6,253	551,077
Raymond James Financial, Inc.	5,781	539,194
S&P Global, Inc.	9,962	3,434,599
State Street Corp.	10,568	799,892
T Rowe Price Group, Inc.	6,708	757,333
		29,427,623
Commercial Banks (3.0%)
Bank of America Corp.	211,331	6,044,066
Citigroup, Inc.	58,645	2,749,864
Citizens Financial Group, Inc.	14,873	451,693
Comerica, Inc.	3,925	170,423
Fifth Third Bancorp	20,640	549,849
First Republic Bank	5,625	78,694
Huntington Bancshares, Inc.	43,694	489,373
JPMorgan Chase & Co.	88,814	11,573,352
KeyCorp	28,190	352,939
M&T Bank Corp.	5,147	615,427
PNC Financial Services Group, Inc.	12,087	1,536,258
Regions Financial Corp.	28,235	524,042
Truist Financial Corp.	40,089	1,367,035
U.S. Bancorp	42,184	1,520,733
Wells Fargo & Co.	115,376	4,312,755
Zions Bancorp NA	4,504	134,805
		32,471,308
Consumer Finance (0.5%)
American Express Co.	17,998	2,968,770
Capital One Financial Corp.	11,517	1,107,475
Discover Financial Services	8,084	799,022
Synchrony Financial	13,232	384,787
		5,260,054
Financial Services (1.6%)
Berkshire Hathaway, Inc. Class B (b)	54,554	16,844,639

Insurance (2.1%)
Aflac, Inc.	16,952	1,093,743
Allstate Corp.	7,892	874,513
American International Group, Inc.	22,450	1,130,582
Aon PLC Class A (c)	6,250	1,970,562
Arch Capital Group Ltd. (b) (c)	11,199	760,076
Arthur J Gallagher & Co.	6,371	1,218,836
Assurant, Inc.	1,555	186,709
Brown & Brown, Inc.	7,034	403,892
Chubb Ltd. (c)	12,523	2,431,716
Cincinnati Financial Corp.	4,677	524,198
Everest Re Group Ltd. (c)	1,252	448,241
Globe Life, Inc.	2,674	294,193
Hartford Financial Services Group, Inc.	9,496	661,776
Lincoln National Corp.	4,648	104,441
Loews Corp.	5,901	342,376
Marsh & McLennan Cos., Inc.	14,947	2,489,423
MetLife, Inc.	19,914	1,153,817
Principal Financial Group, Inc.	6,800	505,376
Progressive Corp.	17,678	2,529,015
Prudential Financial, Inc.	11,056	914,773
Travelers Cos., Inc.	6,965	1,193,871
Willis Towers Watson PLC (c)	3,221	748,496
WR Berkley Corp.	6,129	381,592
		22,362,217

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Health Care (13.6%)
Biotechnology (2.2%)
AbbVie, Inc.	53,547	$8,533,786
Amgen, Inc.	16,152	3,904,746
Biogen, Inc. (b)	4,345	1,208,040
Gilead Sciences, Inc.	37,757	3,132,698
Incyte Corp. (b)	5,508	398,063
Moderna, Inc. (b)	9,983	1,533,189
Regeneron Pharmaceuticals, Inc. (b)	3,256	2,675,358
Vertex Pharmaceuticals, Inc. (b)	7,827	2,466,053
		23,851,933
Health Care Equipment & Supplies (3.3%)
Abbott Laboratories	52,793	5,345,819
Align Technology, Inc. (b)	2,232	745,800
Baxter International, Inc.	15,232	617,810
Becton Dickinson & Co.	8,620	2,133,795
Boston Scientific Corp. (b)	43,279	2,165,248
Cooper Cos., Inc.	1,566	584,682
Danaher Corp.	19,897	5,014,840
Dentsply Sirona, Inc.	6,493	255,045
Dexcom, Inc. (b)	11,700	1,359,306
Edwards Lifesciences Corp. (b)	18,681	1,545,479
GE HealthCare Technologies, Inc. (b)	10,905	894,537
Hologic, Inc. (b)	7,443	600,650
IDEXX Laboratories, Inc. (b)	2,488	1,244,199
Insulet Corp. (b)	2,103	670,773
Intuitive Surgical, Inc. (b)	10,668	2,725,354
Medtronic PLC (c)	40,276	3,247,051
ResMed, Inc.	4,406	964,870
STERIS PLC (c)	2,975	569,058
Stryker Corp.	10,177	2,905,228
Teleflex, Inc.	1,454	368,313
West Pharmaceutical Services, Inc.	2,230	772,628
Zimmer Biomet Holdings, Inc.	6,343	819,516
		35,550,001
Health Care Providers & Services (2.7%)
AmerisourceBergen Corp.	4,901	784,699
Cardinal Health, Inc.	7,800	588,900
Centene Corp. (b)	16,676	1,054,090
Cigna Group	9,044	2,311,013
DaVita, Inc. (b)	1,571	127,424
Elevance Health, Inc.	7,218	3,318,909
HCA Healthcare, Inc.	6,460	1,703,373
Henry Schein, Inc. (b)	4,083	332,928
Humana, Inc.	3,830	1,859,312
Laboratory Corp. of America Holdings	2,666	611,634
McKesson Corp.	4,147	1,476,539
Molina Healthcare, Inc. (b)	1,740	465,433
Quest Diagnostics, Inc.	3,361	475,514
UnitedHealth Group, Inc.	28,333	13,389,892
Universal Health Services, Inc. Class B	1,899	241,363
		28,741,023
Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	8,891	1,229,981
Bio-Rad Laboratories, Inc. Class A (b)	692	331,482
Bio-Techne Corp.	4,680	347,209
Charles River Laboratories International, Inc. (b)	1,510	304,748
Illumina, Inc. (b)	4,755	1,105,775
IQVIA Holdings, Inc. (b)	5,633	1,120,347
Mettler-Toledo International, Inc. (b)	669	1,023,711
PerkinElmer, Inc.	3,758	500,791
Thermo Fisher Scientific, Inc.	11,886	6,850,734
Waters Corp. (b)	1,844	570,958
		13,385,736
Pharmaceuticals (4.1%)
Bristol-Myers Squibb Co.	64,377	4,461,970
Catalent, Inc. (b)	5,437	357,265

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Eli Lilly & Co.	23,930	$8,218,041
Johnson & Johnson	79,163	12,270,265
Merck & Co., Inc.	76,768	8,167,347
Organon & Co.	7,631	179,481
Pfizer, Inc.	169,964	6,934,531
Viatris, Inc.	36,642	352,496
Zoetis, Inc.	14,077	2,342,976
		43,284,372
Industrials (8.2%)
Aerospace & Defense (1.7%)
Boeing Co. (b)	17,028	3,617,258
General Dynamics Corp.	6,847	1,562,554
Howmet Aerospace, Inc.	11,065	468,824
Huntington Ingalls Industries, Inc.	1,189	246,147
L3Harris Technologies, Inc.	5,731	1,124,651
Lockheed Martin Corp.	6,880	3,252,382
Northrop Grumman Corp.	4,343	2,005,250
Raytheon Technologies Corp.	44,319	4,340,160
Teledyne Technologies, Inc. (b)	1,468	656,725
TransDigm Group, Inc.	1,569	1,156,431
		18,430,382
Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	3,550	352,764
Expeditors International of Washington, Inc.	4,739	521,859
FedEx Corp.	7,031	1,606,513
United Parcel Service, Inc. Class B	22,079	4,283,105
		6,764,241
Building Products (0.4%)
Allegion PLC (c)	2,654	283,261
AO Smith Corp.	3,750	259,313
Carrier Global Corp.	25,169	1,151,482
Johnson Controls International PLC (c)	20,709	1,247,096
Masco Corp.	6,767	336,455
Trane Technologies PLC (c)	6,932	1,275,349
		4,552,956
Commercial Services & Supplies (0.5%)
Cintas Corp.	2,690	1,244,609
Copart, Inc. (b)	12,948	973,819
Republic Services, Inc.	6,216	840,528
Rollins, Inc.	6,944	260,608
Waste Management, Inc.	11,187	1,825,383
		5,144,947
Construction & Engineering (0.1%)
Quanta Services, Inc.	4,281	713,386

Electrical Equipment (0.5%)
AMETEK, Inc.	6,939	1,008,445
Eaton Corp. PLC (c)	12,052	2,064,990
Emerson Electric Co.	17,301	1,507,609
Generac Holdings, Inc. (b)	1,918	207,163
Rockwell Automation, Inc.	3,513	1,030,890
		5,819,097
Ground Transportation (0.8%)
CSX Corp.	63,658	1,905,920
JB Hunt Transport Services, Inc.	2,471	433,562
Norfolk Southern Corp.	6,897	1,462,164
Old Dominion Freight Line, Inc.	2,750	937,310
Union Pacific Corp.	18,577	3,738,807
		8,477,763
Industrial Conglomerates (1.0%)
3M Co.	16,601	1,744,931
General Electric Co.	32,916	3,146,770
Honeywell International, Inc.	20,215	3,863,491
Roper Technologies, Inc.	3,262	1,437,531

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Textron, Inc.	6,307	$445,463
		10,638,186
Machinery (1.8%)
Caterpillar, Inc.	15,789	3,613,155
Cummins, Inc.	4,310	1,029,573
Deere & Co.	8,188	3,380,661
Dover Corp.	4,180	635,109
Fortive Corp.	10,644	725,602
IDEX Corp.	2,249	519,586
Illinois Tool Works, Inc.	8,387	2,041,815
Ingersoll Rand, Inc.	12,235	711,832
Nordson Corp.	1,610	357,839
Otis Worldwide Corp.	12,476	1,052,974
PACCAR, Inc.	15,805	1,156,926
Parker-Hannifin Corp.	3,905	1,312,510
Pentair PLC (c)	4,970	274,692
Snap-On, Inc.	1,655	408,603
Stanley Black & Decker, Inc.	4,397	354,310
Westinghouse Air Brake Technologies Corp.	5,495	555,325
Xylem, Inc.	5,457	571,348
		18,701,860
Passenger Airlines (0.2%)
Alaska Air Group, Inc. (b)	3,861	162,007
American Airlines Group, Inc. (b)	19,637	289,646
Delta Air Lines, Inc. (b)	19,374	676,540
Southwest Airlines Co.	17,940	583,768
United Airlines Holdings, Inc. (b)	9,878	437,101
		2,149,062
Professional Services (0.4%)
CoStar Group, Inc. (b)	12,288	846,029
Equifax, Inc.	3,663	743,003
Jacobs Solutions, Inc.	3,807	447,360
Robert Half International, Inc.	3,252	262,014
United Rentals, Inc.	2,093	828,326
Verisk Analytics, Inc.	4,756	912,486
		4,039,218
Trading Companies & Distributors (0.2%)
Fastenal Co.	17,244	930,141
WW Grainger, Inc.	1,386	954,691
		1,884,832
Information Technology (33.3%)
Broadline Retail (0.1%)
eBay, Inc.	16,385	727,003

Communications Equipment (0.9%)
Arista Networks, Inc. (b)	7,495	1,258,111
Cisco Systems, Inc.	124,388	6,502,383
F5, Inc. (b)	1,821	265,301
Juniper Networks, Inc.	9,806	337,522
Motorola Solutions, Inc.	5,045	1,443,526
		9,806,843
Computers & Peripherals (7.1%)
Apple, Inc. (d)	450,325	74,258,592
NetApp, Inc.	6,487	414,195
Seagate Technology Holdings PLC (c)	5,782	382,306
Western Digital Corp. (b)	9,598	361,557
		75,416,650
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. Class A	17,981	1,469,408
CDW Corp.	4,127	804,311
Corning, Inc.	23,001	811,475
Keysight Technologies, Inc. (b)	5,362	865,856
TE Connectivity Ltd. (c)	9,542	1,251,433
Trimble, Inc. (b)	7,467	391,420
		5,593,903

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Financial Services (2.6%)
Fidelity National Information Services, Inc.	17,929	$974,082
Fiserv, Inc. (b)	19,227	2,173,228
FleetCor Technologies, Inc. (b)	2,194	462,605
Global Payments, Inc.	7,965	838,237
Jack Henry & Associates, Inc.	2,188	329,775
Mastercard, Inc. Class A	25,538	9,280,764
PayPal Holdings, Inc. (b)	34,256	2,601,401
Visa, Inc. Class A	49,202	11,093,083
		27,753,175
Interactive Media & Services (4.7%)
Akamai Technologies, Inc. (b)	4,723	369,811
Alphabet, Inc. Class A (b)	180,340	18,706,668
Alphabet, Inc. Class C (b)	157,212	16,350,048
Meta Platforms, Inc. Class A (b)	67,393	14,283,273
		49,709,800
IT Services (1.1%)
Accenture PLC Class A (c)	19,081	5,453,541
Cognizant Technology Solutions Corp. Class A	15,411	938,992
DXC Technology Co. (b)	6,798	173,757
EPAM Systems, Inc. (b)	1,789	534,911
Gartner, Inc. (b)	2,411	785,431
International Business Machines Corp.	27,319	3,581,248
VeriSign, Inc. (b)	2,788	589,188
		12,057,068
Office Electronics (0.0%)
Zebra Technologies Corp. Class A (b)	1,610	511,980

Professional Services (0.5%)
Automatic Data Processing, Inc.	12,566	2,797,569
Broadridge Financial Solutions, Inc.	3,541	519,004
Leidos Holdings, Inc.	4,049	372,751
Paychex, Inc.	9,714	1,113,127
		4,802,451
Semiconductors & Semiconductor Equipment (6.3%)
Advanced Micro Devices, Inc. (b)	48,820	4,784,848
Analog Devices, Inc.	15,347	3,026,735
Applied Materials, Inc.	25,527	3,135,482
Broadcom, Inc.	12,653	8,117,406
Enphase Energy, Inc. (b)	4,122	866,774
First Solar, Inc. (b)	2,996	651,630
Intel Corp.	125,263	4,092,342
KLA Corp.	4,255	1,698,468
Lam Research Corp.	4,144	2,196,817
Microchip Technology, Inc.	16,563	1,387,648
Micron Technology, Inc.	33,039	1,993,573
Monolithic Power Systems, Inc.	1,410	705,762
NVIDIA Corp.	74,486	20,689,976
NXP Semiconductors NV (c)	7,880	1,469,423
ON Semiconductor Corp. (b)	13,066	1,075,593
Qorvo, Inc. (b)	2,959	300,546
QUALCOMM, Inc.	33,761	4,307,228
Skyworks Solutions, Inc.	4,748	560,169
SolarEdge Technologies, Inc. (b) (c)	1,664	505,773
Teradyne, Inc.	4,664	501,427
Texas Instruments, Inc.	27,421	5,100,580
		67,168,200
Software (9.4%)
Activision Blizzard, Inc.	21,519	1,841,811
Adobe, Inc. (b)	13,862	5,341,999
ANSYS, Inc. (b)	2,627	874,266
Autodesk, Inc. (b)	6,504	1,353,873
Cadence Design Systems, Inc. (b)	8,306	1,745,007
Ceridian HCM Holding, Inc. (b)	4,592	336,226
Electronic Arts, Inc.	7,826	942,642
Fair Isaac Corp. (b)	762	535,450
Fortinet, Inc. (b)	19,539	1,298,562

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Gen Digital, Inc.	17,223	$295,547
Intuit, Inc.	8,502	3,790,447
Microsoft Corp.	225,389	64,979,649
Oracle Corp.	46,436	4,314,833
Paycom Software, Inc. (b)	1,440	437,774
PTC, Inc. (b)	3,200	410,336
Salesforce, Inc. (b)	30,316	6,056,530
ServiceNow, Inc. (b)	6,180	2,871,970
Synopsys, Inc. (b)	4,646	1,794,517
Take-Two Interactive Software, Inc. (b)	4,804	573,117
Tyler Technologies, Inc. (b)	1,286	456,067
		100,250,623
Technology Hardware Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co.	38,779	617,750
HP, Inc.	26,169	768,060
		1,385,810
Materials (2.6%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	6,744	1,936,944
Albemarle Corp.	3,592	793,976
Celanese Corp.	2,991	325,690
CF Industries Holdings, Inc.	5,879	426,169
Corteva, Inc.	21,497	1,296,484
Dow, Inc.	21,264	1,165,692
DuPont de Nemours, Inc.	13,871	995,522
Eastman Chemical Co.	3,585	302,359
Ecolab, Inc.	7,470	1,236,509
FMC Corp.	3,806	464,827
International Flavors & Fragrances, Inc.	7,703	708,368
Linde PLC (c)	14,893	5,293,568
LyondellBasell Industries NV Class A (c)	7,632	716,568
Mosaic Co.	10,260	470,729
PPG Industries, Inc.	7,125	951,757
Sherwin-Williams Co.	7,126	1,601,711
		18,686,873
Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	2,430	434,800

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,899	674,259
Vulcan Materials Co.	4,047	694,303
		1,368,562
Containers & Packaging (0.2%)
Amcor PLC (c)	44,892	510,871
Ball Corp.	9,505	523,821
International Paper Co.	10,747	387,537
Packaging Corp. of America	2,782	386,225
Sealed Air Corp.	4,294	197,137
WestRock Co.	7,710	234,924
		2,240,515
Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	43,188	1,766,821
Newmont Corp.	23,983	1,175,647
Nucor Corp.	7,626	1,177,988
Steel Dynamics, Inc.	5,049	570,840
		4,691,296
Real Estate (2.6%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc.	16,555	363,713
Ventas, Inc.	12,077	523,538
Welltower, Inc.	14,277	1,023,518
		1,910,769
Hotels & Resort REITs (0.1%)
Hilton Worldwide Holdings, Inc.	8,065	1,136,117

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Host Hotels & Resorts, Inc.	21,605	$356,266
		1,492,383
Industrial REITs (0.3%)
Prologis, Inc.	27,891	3,479,960

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc.	4,769	598,939
Boston Properties, Inc.	4,310	233,257
		832,196
Real Estate Management & Development (0.1%)
CBRE Group, Inc. Class A (b)	9,537	694,389

Residential REITs (0.3%)
AvalonBay Communities, Inc.	4,241	712,742
Camden Property Trust	3,334	349,537
Equity Residential	10,277	616,620
Essex Property Trust, Inc.	2,010	420,371
Invitation Homes, Inc.	17,550	548,087
Mid-America Apartment Communities, Inc.	3,433	518,520
UDR, Inc.	9,363	384,445
		3,550,322
Retail REITs (0.3%)
Federal Realty Investment Trust	2,185	215,944
Kimco Realty Corp.	18,687	364,957
Realty Income Corp.	18,950	1,199,914
Regency Centers Corp.	4,621	282,713
Simon Property Group, Inc.	9,823	1,099,881
		3,163,409
Specialized REITs (1.2%)
American Tower Corp.	14,071	2,875,268
Crown Castle, Inc.	13,094	1,752,501
Digital Realty Trust, Inc.	8,624	847,826
Equinix, Inc.	2,852	2,056,406
Extra Space Storage, Inc.	4,026	655,956
Iron Mountain, Inc.	8,722	461,481
Public Storage	4,841	1,462,660
SBA Communications Corp.	3,234	844,300
VICI Properties, Inc.	30,390	991,322
Weyerhaeuser Co.	22,170	667,982
		12,615,702
Utilities (2.8%)
Electric Utilities (1.8%)
Alliant Energy Corp.	7,529	402,049
American Electric Power Co., Inc.	15,527	1,412,802
Constellation Energy Corp.	9,807	769,850
Duke Energy Corp.	23,268	2,244,664
Edison International	11,562	816,162
Entergy Corp.	6,161	663,786
Evergy, Inc.	6,950	424,784
Eversource Energy	10,524	823,608
Exelon Corp.	30,027	1,257,831
FirstEnergy Corp.	16,412	657,465
NextEra Energy, Inc.	60,168	4,637,749
PG&E Corp. (b)	48,749	788,271
Pinnacle West Capital Corp.	3,392	268,782
PPL Corp.	22,248	618,272
Southern Co.	32,895	2,288,834
Xcel Energy, Inc.	16,535	1,115,120
		19,190,029
Gas Utilities (0.1%)
Atmos Energy Corp.	4,334	486,968
ONEOK, Inc.	13,533	859,887
		1,346,855
Independent Power Producers & Energy Traders (0.1%)
AES Corp.	20,182	485,982

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

NRG Energy, Inc.	6,975	$239,173
		725,155
Multi-Utilities (0.7%)
Ameren Corp.	7,811	674,792
CenterPoint Energy, Inc.	19,022	560,388
CMS Energy Corp.	8,770	538,303
Consolidated Edison, Inc.	10,744	1,027,879
Dominion Energy, Inc.	25,178	1,407,702
DTE Energy Co.	5,854	641,247
NiSource, Inc.	12,271	343,097
Public Service Enterprise Group, Inc.	15,076	941,496
Sempra Energy	9,532	1,440,857
WEC Energy Group, Inc.	9,465	897,187
		8,472,948
Water Utilities (0.1%)
American Water Works Co., Inc.	5,842	855,795
Total common stocks (cost: $356,328,678)		1,039,658,222

Short-Term Securities (2.4%)
Investment Companies (2.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.700%	25,119,027	25,119,027
Total short-term securities (cost: $25,119,027)		25,119,027
Total investments in securities (cost: $381,447,705) (e)		1,064,777,249
Cash and other assets in excess of liabilities (0.1%)		595,595
Total net assets (100.0%)		$1,065,372,844

Investments in Securities Legend
(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 3.4% of net assets in foreign securities at March 31, 2023.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.
(e)	At March 31, 2023, the cost of investments for federal income tax purposes was $384,321,505. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$697,464,837
Gross unrealized depreciation	(16,336,917)
Net unrealized appreciation	$681,127,920

Holdings of Open Futures Contracts
On March 31, 2023, securities with an aggregate market value of $23,086,000 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	June 2023	121	Long	$24,361,211	$25,033,387	$672,176

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities

March 31, 2023

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (96.9%)
Australia (4.3%)
Financial (4.3%)
Commonwealth Bank of Australia (USD)
5.540%, 03/14/25 (SOFRRATE + 0.740%) (c) (d)	1,770,000	$1,756,263
Macquarie Group Ltd. (USD)
6.207%, 11/22/24 (c)	1,660,000	1,688,320
		3,444,583
Brazil (5.5%)
Government (5.5%)
Brazil Notas do Tesouro Nacional Serie F (BRL)
10.000%, 01/01/27	11,220,000	2,077,482
10.000%, 01/01/29	3,440,000	611,767
10.000%, 01/01/31	3,320,000	573,850
10.000%, 01/01/33	6,760,000	1,136,106
		4,399,205
Canada (4.0%)
Government (4.0%)
Province of Ontario Canada (CAD)
2.600%, 06/02/25	4,500,000	3,241,789

Colombia (6.4%)
Government (6.4%)
Colombian TES (COP)
6.000%, 04/28/28	8,020,000,000	1,379,610
7.000%, 03/26/31	6,010,000,000	991,229
7.250%, 10/26/50	2,720,000,000	361,049
9.250%, 05/28/42	14,230,000,000	2,415,060
		5,146,948
Germany (5.3%)
Government (5.3%)
Bundesrepublik Deutschland Bundesanleihe (EUR)
1.700%, 08/15/32	4,080,000	4,222,738

Malaysia (0.5%)
Government (0.5%)
Malaysia Government Bond (MYR)
3.899%, 11/16/27	1,750,000	402,554

Mexico (12.7%)
Government (12.7%)
Mexican Bonos (MXN)
7.750%, 11/13/42	44,300,000	2,198,690
8.000%, 11/07/47	31,000,000	1,525,039
8.000%, 07/31/53	34,300,000	1,690,384
8.500%, 05/31/29	42,600,000	2,388,324
8.500%, 11/18/38	45,000,000	2,446,326
		10,248,763
New Zealand (0.8%)
Government (0.8%)
New Zealand Government Bond (NZD)
2.750%, 05/15/51	1,450,000	670,617

Poland (4.2%)
Government (4.2%)
Republic of Poland Government Bond (PLN)
1.750%, 04/25/32	20,720,000	3,407,121

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities – continued

Russia (0.1%)
Government (0.1%)
Russian Federal Bond - OFZ (RUB)
7.650%, 04/10/30 (e)	29,000,000	$107,304

South Africa (3.7%)
Government (3.7%)
Republic of South Africa Government Bond (ZAR)
6.500%, 02/28/41	41,700,000	1,479,058
8.750%, 02/28/48	34,600,000	1,498,127
		2,977,185
South Korea (6.9%)
Government (6.9%)
Korea Treasury Bond (KRW)
1.875%, 03/10/51	2,410,000,000	1,357,651
2.000%, 06/10/31	5,980,000,000	4,169,160
		5,526,811
United States (42.5%)
Financial (3.9%)
Goldman Sachs Group, Inc. (USD)
5.700%, 11/01/24	1,660,000	1,671,600
Jackson National Life Global Funding (USD)
5.984%, 06/28/24 (SOFRRATE + 1.150%) (c) (d)	1,530,000	1,514,700
		3,186,300
Government (24.6%)
U.S. Treasury Bond (USD)
1.875%, 11/15/51	2,020,000	1,368,550
2.250%, 02/15/52	5,650,000	4,193,359
3.000%, 08/15/52	4,390,000	3,838,506
U.S. Treasury Note (USD)
1.875%, 02/15/32	2,130,000	1,868,077
3.500%, 02/15/33	4,830,000	4,833,773
4.768%, 07/31/24 (3-Month U.S. Treasury Money Market Yield + 0.037%) (d)	2,480,000	2,477,653
4.931%, 01/31/25 (3-Month U.S. Treasury Money Market Yield + 0.200%) (d)	1,190,000	1,191,324
		19,771,242
Mortgage Securities (14.0%)
Federal Home Loan Mortgage Corp. (USD)
4.500%, 09/01/52	1,273,685	1,246,672
4.500%, 10/01/52	900,859	882,261
5.000%, 08/01/52	642,193	641,200
5.000%, 11/01/52	789,058	786,982
5.500%, 12/01/52	2,199,942	2,222,421
Federal National Mortgage Association (USD)
4.500%, 09/01/52	1,842,922	1,804,968
5.000%, 10/01/52	657,868	655,673
5.000%, 12/01/52	1,422,088	1,418,347
5.500%, 12/01/52	1,607,382	1,623,990
		11,282,514
Total long-term debt securities (cost: $82,111,104)		78,035,674

	Shares
Short-Term Securities (2.2%)
Investment Companies (2.2%)
United States (2.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.700%	1,736,469	$1,736,469
Total short-term securities (cost: $1,736,469)		1,736,469
Total investments in securities (cost: $83,847,573) (f)		79,772,143
Cash and other assets in excess of liabilities (0.9%)		713,772
Total net assets (100.0%)		$80,485,915

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities – continued

Investments in Securities Legend

(a)	Securities are valued by procedures described in of the notes to investments in securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(d)	Variable rate security.
(e)	Pursuant to the Fund’s Liquidity Risk Management Program, this security has been determined to be illiquid by the Fund’s Liquidity Risk Management Program Administrator.
(f)	At March 31, 2023, the cost of investments for federal income tax purposes was $83,847,573. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$1,693,118
Gross unrealized depreciation	(6,399,412)
Net unrealized depreciation	$(4,706,294)

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities – continued

Foreign Forward Currency Contracts

On March 31, 2023, SFT International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
04/14/23	552,152	USD	5,700,000	SEK	$—	$(2,135)	HSB
04/14/23	5,700,000	SEK	545,690	USD	—	(4,327)	HSB
04/19/23	179,934	USD	950,000	BRL	7,001	—	JPM
04/19/23	21,580,000	BRL	4,166,104	USD	—	(80,273)	JPM
04/20/23	14,180,000	PLN	3,241,291	USD	—	(47,216)	HSB
04/20/23	354,755	USD	1,560,000	PLN	7,027	—	UBS
04/21/23	1,120,197	USD	5,000,000	MYR	14,189	—	BLC
04/21/23	364,879	USD	1,600,000	MYR	—	(1,875)	BLC
04/21/23	8,500,000	MYR	1,895,375	USD	—	(33,081)	BLC
04/25/23	4,190,000	CAD	3,106,945	USD	9,901	—	HSB
04/25/23	576,699	USD	780,000	CAD	—	(161)	JPM
04/27/23	19,558	USD	90,000,000	COP	—	(334)	JPM
04/27/23	13,023	USD	60,000,000	COP	—	(207)	JPM
04/27/23	23,170,000,000	COP	4,915,929	USD	—	(33,229)	JPM
04/28/23	183,500,000	MXN	9,573,479	USD	—	(542,534)	JPM
05/05/23	5,120,000	EUR	5,596,416	USD	24,276	—	JPM
05/05/23	857,995	USD	800,000	EUR	12,652	—	JPM
05/05/23	240,228	USD	220,000	EUR	—	(800)	MSC
05/15/23	55,100,000	ZAR	3,080,312	USD	—	(14,236)	HSB
05/15/23	121,117	USD	2,200,000	ZAR	2,440	—	UBS
05/17/23	3,120,000	CNH	461,853	USD	5,907	—	HSB
06/07/23	250,000	AUD	169,180	USD	1,358	—	JPM
06/09/23	6,410,000,000	KRW	4,932,477	USD	—	(18,669)	HSB
06/12/23	122,342	USD	4,200,000	THB	1,359	—	HSB
06/16/23	46,000,000	JPY	356,058	USD	6,692	—	HSB
06/16/23	930,302	USD	125,000,000	JPY	19,062	—	JPM
06/16/23	79,000,000	JPY	601,579	USD	1,581	—	JPM
06/23/23	543,701	USD	5,700,000	NOK	2,636	—	MSC
06/26/23	640,000	NZD	399,030	USD	—	(1,331)	BLC
					$116,081	$(780,408)

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities – continued

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi Offshore
COP	Colombian Peso
EUR	Euro
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

Counterparty Legend
BLC	Barclays Bank PLC
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
MSC	Morgan Stanley and Co., Inc.
UBS	UBS AG

Holdings of Open Futures Contracts

On March 31, 2023, $200,420 in cash has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
10 Year U.S. Ultra	June 2023	42	Long	$5,098,862	$5,087,906	$(10,955)
U.S. Ultra Bond	June 2023	8	Long	1,084,582	1,129,000	44,418
					$6,216,906	$33,463

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities

March 31, 2023

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.4%)
Consumer Discretionary (1.0%)
Casino Gaming (1.0%)
Boyd Gaming Corp.	18,264	$1,171,088

Real Estate (97.4%)
Health Care REITs (9.1%)
Healthcare Realty Trust, Inc.	186,178	3,598,821
Welltower, Inc.	98,191	7,039,313
		10,638,134
Hotels & Resort REITs (1.7%)
Host Hotels & Resorts, Inc.	122,995	2,028,188

Industrial REITs (14.5%)
Americold Realty Trust, Inc.	122,040	3,472,038
First Industrial Realty Trust, Inc.	35,742	1,901,474
Prologis, Inc.	92,600	11,553,702
		16,927,214
Office REITs (1.5%)
Highwoods Properties, Inc.	76,500	1,774,035

Residential REITs (23.8%)
American Homes 4 Rent Class A	81,742	2,570,786
Apartment Income REIT Corp.	51,977	1,861,296
Camden Property Trust	44,414	4,656,364
Essex Property Trust, Inc.	2,698	564,260
Invitation Homes, Inc.	187,262	5,848,192
Mid-America Apartment Communities, Inc.	30,873	4,663,058
Sun Communities, Inc.	29,191	4,112,428
UDR, Inc.	88,088	3,616,893
		27,893,277
Retail REITs (16.6%)
Kimco Realty Corp.	107,345	2,096,448
Realty Income Corp.	95,215	6,029,014
Simon Property Group, Inc.	61,719	6,910,676
SITE Centers Corp.	73,232	899,289
Spirit Realty Capital, Inc.	87,262	3,476,518
		19,411,945
Specialized REITs (30.2%)
American Tower Corp.	22,851	4,669,373
Crown Castle, Inc.	35,988	4,816,634
Digital Realty Trust, Inc.	59,451	5,844,628
Equinix, Inc.	8,618	6,213,923
Extra Space Storage, Inc.	6,773	1,103,525
Iron Mountain, Inc.	17,552	928,676
Life Storage, Inc.	4,793	628,314
Public Storage	19,407	5,863,631
SBA Communications Corp.	17,428	4,549,928
Weyerhaeuser Co.	21,600	650,808
		35,269,440
Total common stocks (cost: $122,428,864)		115,113,321

Short-Term Securities (1.5%)
Investment Companies (1.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.700%	1,765,560	1,765,560
Total short-term securities (cost: $1,765,560)		1,765,560
Total investments in securities (cost: $124,194,424) (b)		116,878,881
Cash and other assets in excess of liabilities (0.1%)		129,911
Total net assets (100.0%)		$117,008,792

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities – continued

Investments in Securities Legend

(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	At March 31, 2023, the cost of investments for federal income tax purposes was $125,162,484. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$3,082,906
Gross unrealized depreciation	(11,366,509)
Net unrealized depreciation	$(8,283,603)

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

March 31, 2023

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.4%)
Communication Services (0.9%)
Diversified Telecommunication Services (0.6%)
Verizon Communications, Inc.	31,000	$1,205,590

Wireless Telecommunication Services (0.3%)
T-Mobile U.S., Inc. (b)	3,600	521,424

Consumer Discretionary (7.1%)
Automobiles (0.4%)
General Motors Co.	20,700	759,276

Broadline Retail (0.9%)
Dollar General Corp.	7,396	1,556,562

Diversified Consumer Services (0.3%)
Service Corp. International	8,500	584,630

Entertainment (0.7%)
Walt Disney Co. (b)	12,281	1,229,697

Hotels, Restaurants & Leisure (2.0%)
Booking Holdings, Inc. (b)	490	1,299,681
McDonald's Corp.	8,664	2,422,541
		3,722,222
Specialty Retail (2.8%)
Best Buy Co., Inc.	7,600	594,852
Home Depot, Inc.	5,676	1,675,101
Ross Stores, Inc.	5,492	582,866
TJX Cos., Inc.	12,180	954,425
Ulta Beauty, Inc. (b)	2,400	1,309,608
		5,116,852
Consumer Staples (10.3%)
Beverages (1.9%)
Coca-Cola Co.	13,112	813,337
Constellation Brands, Inc. Class A	2,800	632,492
Keurig Dr Pepper, Inc.	14,510	511,913
PepsiCo, Inc.	8,700	1,586,010
		3,543,752
Consumer Staples Distribution & Retail (0.7%)
Walmart, Inc.	9,047	1,333,980

Food Products (3.2%)
General Mills, Inc.	4,300	367,478
Kraft Heinz Co.	50,079	1,936,555
Mondelez International, Inc. Class A	50,095	3,492,624
		5,796,657
Household Products (2.0%)
Kimberly-Clark Corp.	5,608	752,706
Procter & Gamble Co.	19,386	2,882,504
		3,635,210
Tobacco (2.5%)
Philip Morris International, Inc.	46,373	4,509,774

Energy (6.0%)
Oil, Gas & Consumable Fuels (6.0%)
Chesapeake Energy Corp.	2,100	159,684
Chevron Corp.	20,600	3,361,096
Exxon Mobil Corp.	47,338	5,191,085
Kinder Morgan, Inc.	102,900	1,801,779
Range Resources Corp.	7,400	195,878
Southwestern Energy Co. (b)	39,300	196,500
		10,906,022

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Financial (20.7%)
Capital Markets (0.1%)
Charles Schwab Corp.	800	$41,904
Goldman Sachs Group, Inc.	200	65,422
		107,326
Commercial Banks (8.8%)
Bank of America Corp.	147,410	4,215,926
East West Bancorp, Inc.	1,526	84,693
JPMorgan Chase & Co.	37,663	4,907,866
PNC Financial Services Group, Inc.	15,300	1,944,630
U.S. Bancorp	54,100	1,950,305
Wells Fargo & Co.	78,514	2,934,853
		16,038,273
Consumer Finance (1.1%)
American Express Co.	12,304	2,029,545

Financial Services (3.3%)
Berkshire Hathaway, Inc. Class B (b)	18,200	5,619,614
Corebridge Financial, Inc.	25,109	402,246
		6,021,860
Insurance (7.4%)
Allstate Corp.	11,227	1,244,064
Chubb Ltd. (c)	11,524	2,237,730
Hartford Financial Services Group, Inc.	18,355	1,279,160
MetLife, Inc.	44,433	2,574,448
Progressive Corp.	21,902	3,133,300
Travelers Cos., Inc.	18,389	3,152,059
		13,620,761
Health Care (19.1%)
Biotechnology (2.0%)
AbbVie, Inc.	8,857	1,411,540
Amgen, Inc.	6,900	1,668,075
Regeneron Pharmaceuticals, Inc. (b)	600	493,002
		3,572,617
Health Care Equipment & Supplies (3.3%)
Becton Dickinson & Co.	10,697	2,647,935
Danaher Corp.	6,631	1,671,277
GE HealthCare Technologies, Inc. (b)	21,848	1,792,192
		6,111,404
Health Care Providers & Services (7.8%)
AmerisourceBergen Corp.	20,300	3,250,233
Elevance Health, Inc.	13,746	6,320,548
HCA Healthcare, Inc.	8,247	2,174,569
Humana, Inc.	3,000	1,456,380
UnitedHealth Group, Inc.	2,227	1,052,458
		14,254,188
Life Sciences Tools & Services (1.2%)
Thermo Fisher Scientific, Inc.	3,844	2,215,566

Pharmaceuticals (4.8%)
AstraZeneca PLC ADR (c)	27,955	1,940,357
Johnson & Johnson	30,404	4,712,620
Merck & Co., Inc.	20,100	2,138,439
		8,791,416
Industrials (12.2%)
Aerospace & Defense (1.9%)
L3Harris Technologies, Inc.	14,016	2,750,500
Northrop Grumman Corp.	1,620	747,986
		3,498,486
Building Products (0.5%)
Carrier Global Corp.	20,700	947,025

Electrical Equipment (2.9%)
AMETEK, Inc.	10,113	1,469,722

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Eaton Corp. PLC (c)	17,324	$2,968,294
Hubbell, Inc.	3,308	804,870
		5,242,886
Ground Transportation (3.3%)
CSX Corp.	94,891	2,841,037
Norfolk Southern Corp.	5,630	1,193,560
Union Pacific Corp.	10,200	2,052,852
		6,087,449
Industrial Conglomerates (3.3%)
General Electric Co.	34,597	3,307,473
Honeywell International, Inc.	8,737	1,669,815
Siemens AG (c)	6,541	1,060,712
		6,038,000
Machinery (0.3%)
Cummins, Inc.	300	71,664
Dover Corp.	2,600	395,044
		466,708
Information Technology (13.5%)
Electronic Equipment, Instruments & Components (0.5%)
TE Connectivity Ltd. (c)	6,500	852,475

Financial Services (2.3%)
Fidelity National Information Services, Inc.	14,500	787,785
Fiserv, Inc. (b)	30,539	3,451,823
		4,239,608
Interactive Media & Services (2.6%)
Alphabet, Inc. Class C (b)	45,750	4,758,000

IT Services (0.4%)
Accenture PLC Class A (c)	2,584	738,533

Semiconductors & Semiconductor Equipment (6.5%)
Applied Materials, Inc.	10,200	1,252,866
Broadcom, Inc.	4,761	3,054,372
KLA Corp.	2,281	910,507
Lam Research Corp.	4,040	2,141,685
Micron Technology, Inc.	24,900	1,502,466
NXP Semiconductors NV (c)	4,800	895,080
Texas Instruments, Inc.	10,800	2,008,908
		11,765,884
Software (1.2%)
Activision Blizzard, Inc.	10,900	932,931
Microsoft Corp.	4,565	1,316,089
		2,249,020
Materials (1.7%)
Chemicals (1.7%)
Eastman Chemical Co.	2,200	185,548
Nutrien Ltd. (c)	25,957	1,916,924
Sherwin-Williams Co.	4,844	1,088,786
		3,191,258
Real Estate (2.2%)
Industrial REITs (1.0%)
Prologis, Inc.	14,631	1,825,510

Residential REITs (0.2%)
Equity LifeStyle Properties, Inc.	6,863	460,713

Specialized REITs (1.0%)
Life Storage, Inc.	4,600	603,014
Public Storage	1,100	332,354
Weyerhaeuser Co.	29,797	897,784
		1,833,152
Utilities (5.7%)
Electric Utilities (4.4%)
American Electric Power Co., Inc.	11,213	1,020,271

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Entergy Corp.	3,500	$377,090
Evergy, Inc.	10,900	666,208
FirstEnergy Corp.	11,515	461,291
NextEra Energy, Inc.	3,900	300,612
Southern Co.	73,926	5,143,771
		7,969,243
Multi-Utilities (1.3%)
Ameren Corp.	8,160	704,942
DTE Energy Co.	4,778	523,382
Sempra Energy	8,144	1,231,047
		2,459,371
Total common stocks (cost: $177,431,981)		181,807,925

Short-Term Securities (0.3%)
Investment Companies (0.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.700%	344,629	344,629
T. Rowe Price Government Reserve Fund, current rate 4.820%	158,584	158,584
Total short-term securities (cost: $503,213)		503,213
Total investments in securities (cost: $177,935,194) (d)		182,311,138
Cash and other assets in excess of liabilities (0.3%)		556,509
Total net assets (100.0%)		$182,867,647

Investments in Securities Legend

(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 6.9% of net assets in foreign securities at March 31, 2023.
(d)	At March 31, 2023, the cost of investments for federal income tax purposes was $182,260,498. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$7,369,122
Gross unrealized depreciation	(6,318,482)
Net unrealized appreciation	$1,050,640

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities

March 31, 2023

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.5%)
Consumer Discretionary (11.2%)
Automobiles (1.0%)
Ford Motor Co.	54,866	$691,311
Tesla, Inc. (b)	2,247	466,163
		1,157,474
Broadline Retail (3.6%)
Amazon.com, Inc. (b)	39,609	4,091,214

Entertainment (1.3%)
Walt Disney Co. (b)	14,532	1,455,089

Hotels, Restaurants & Leisure (2.1%)
Airbnb, Inc. Class A (b)	4,477	556,939
McDonald's Corp.	6,698	1,872,828
		2,429,767
Specialty Retail (1.6%)
TJX Cos., Inc.	23,359	1,830,411

Textiles, Apparel & Luxury Goods (1.6%)
NIKE, Inc. Class B	14,272	1,750,318

Consumer Staples (7.1%)
Beverages (2.7%)
Constellation Brands, Inc. Class A	7,095	1,602,689
Monster Beverage Corp. (b)	27,488	1,484,627
		3,087,316
Consumer Staples Distribution & Retail (1.1%)
Sysco Corp.	16,091	1,242,708

Household Products (3.3%)
Colgate-Palmolive Co.	15,372	1,155,206
Procter & Gamble Co.	17,707	2,632,854
		3,788,060
Energy (3.4%)
Energy Equipment & Services (0.7%)
Schlumberger NV (c)	14,731	723,292

Oil, Gas & Consumable Fuels (2.7%)
ConocoPhillips	12,788	1,268,698
EOG Resources, Inc.	15,951	1,828,463
		3,097,161
Financial (9.7%)
Capital Markets (1.8%)
Morgan Stanley	23,002	2,019,576

Commercial Banks (4.5%)
Bank of America Corp.	56,907	1,627,540
JPMorgan Chase & Co.	20,373	2,654,806
PNC Financial Services Group, Inc.	6,296	800,221
		5,082,567
Consumer Finance (1.1%)
American Express Co.	7,381	1,217,496

Insurance (2.3%)
Chubb Ltd. (c)	6,934	1,346,444
Progressive Corp.	9,326	1,334,178
		2,680,622
Health Care (16.7%)
Biotechnology (2.7%)
Regeneron Pharmaceuticals, Inc. (b)	1,801	1,479,827
Vertex Pharmaceuticals, Inc. (b)	4,953	1,560,542
		3,040,369

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund
Investments in Securities – continued

Health Care Equipment & Supplies (5.0%)
Abbott Laboratories	13,806	$1,397,996
Becton Dickinson & Co.	6,020	1,490,191
Danaher Corp.	5,685	1,432,847
Hologic, Inc. (b)	16,456	1,327,999
		5,649,033
Health Care Providers & Services (3.7%)
Laboratory Corp. of America Holdings	4,158	953,929
UnitedHealth Group, Inc.	6,992	3,304,349
		4,258,278
Life Sciences Tools & Services (1.8%)
Thermo Fisher Scientific, Inc.	3,563	2,053,606

Pharmaceuticals (3.5%)
Eli Lilly & Co.	5,984	2,055,025
Pfizer, Inc.	46,402	1,893,202
		3,948,227
Industrials (8.8%)
Aerospace & Defense (1.6%)
Raytheon Technologies Corp.	18,459	1,807,690

Building Products (1.6%)
Fortune Brands Innovations, Inc.	9,836	577,668
Johnson Controls International PLC (c)	21,072	1,268,956
		1,846,624
Commercial Services & Supplies (0.7%)
Republic Services, Inc.	5,768	779,949

Electrical Equipment (1.3%)
AMETEK, Inc.	9,832	1,428,885

Machinery (3.6%)
Deere & Co.	4,020	1,659,778
IDEX Corp.	4,846	1,119,571
Illinois Tool Works, Inc.	5,539	1,348,469
		4,127,818
Information Technology (35.5%)
Communications Equipment (2.5%)
F5, Inc. (b)	5,322	775,362
Motorola Solutions, Inc.	7,218	2,065,286
		2,840,648
Computers & Peripherals (6.7%)
Apple, Inc.	40,741	6,718,191
NetApp, Inc.	14,273	911,331
		7,629,522
Electronic Equipment, Instruments & Components (2.1%)
CDW Corp.	6,879	1,340,648
Corning, Inc.	30,165	1,064,221
		2,404,869
Financial Services (2.5%)
Global Payments, Inc.	7,530	792,457
Mastercard, Inc. Class A	5,731	2,082,703
		2,875,160
Interactive Media & Services (6.3%)
Alphabet, Inc. Class A (b)	50,648	5,253,717
GoDaddy, Inc. Class A (b)	11,600	901,552
Meta Platforms, Inc. Class A (b)	4,378	927,873
		7,083,142
Professional Services (0.8%)
Leidos Holdings, Inc.	9,127	840,232

Semiconductors & Semiconductor Equipment (5.7%)
Advanced Micro Devices, Inc. (b)	11,308	1,108,297
KLA Corp.	3,443	1,374,343
NVIDIA Corp.	2,777	771,367

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities – continued

QUALCOMM, Inc.	9,240	$1,178,839
Texas Instruments, Inc.	10,713	1,992,725
		6,425,571
Software (8.9%)
Microsoft Corp.	23,356	6,733,535
Palo Alto Networks, Inc. (b)	5,608	1,120,142
Salesforce, Inc. (b)	7,077	1,413,843
Workday, Inc. Class A (b)	4,172	861,685
		10,129,205
Materials (1.1%)
Chemicals (1.1%)
PPG Industries, Inc.	9,646	1,288,513

Real Estate (1.7%)
Industrial REITs (1.0%)
Prologis, Inc.	9,274	1,157,117

Residential REITs (0.7%)
AvalonBay Communities, Inc.	4,644	780,470

Utilities (3.3%)
Electric Utilities (3.3%)
American Electric Power Co., Inc.	17,730	1,613,253
Duke Energy Corp.	13,538	1,306,011
Eversource Energy	10,628	831,747
		3,751,011
Total common stocks (cost: $77,463,012)		111,799,010

Short-Term Securities (1.3%)
Investment Companies (1.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.700%	1,451,410	1,451,410
Total short-term securities (cost: $1,451,410)		1,451,410
Total investments in securities (cost: $78,914,422) (d)		113,250,420
Cash and other assets in excess of liabilities (0.2%)		201,062
Total net assets (100.0%)		$113,451,482

Investments in Securities Legend
(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 2.9% of net assets in foreign securities at March 31, 2023.
(d)	At March 31, 2023, the cost of investments for federal income tax purposes was $78,987,468. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$37,426,209
Gross unrealized depreciation	(3,163,257)
Net unrealized appreciation	$34,262,952

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Financial Statements

Investments Valuation

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by Securian Asset Management, Inc. (Securian AM), as the Valuation Designee, in accordance with procedures approved by the Board of Trustees (the “Board”) of Securian Funds Trust and in accordance with provisions of the 1940 act. The Board has delegated the daily oversight of the securities valuation function to Securian AM who ensures the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value by Securian AM if it determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, Securian AM is immediately notified and promptly determines whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, approves the pricing methodology to be used.

Short-term securities are valued at market value. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

SFT International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Securian Funds Trust

Notes to Financial Statements – continued

Options Transactions

Each Fund may write covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Bank Loans

The SFT Core Bond Fund may enter into bank loans. Bank loans are interests in amounts owed by corporate or other borrowers and may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Bank loans may be made directly with a borrower or acquired through assignment or participation. The Fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Investments in bank loans may involve special risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The Fund may also invest in loan commitments, which are contractual obligations for a future funding. The Fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments. Although typically secured, bank loans may not be backed by sufficient collateral to satisfy their issuers’ obligations in the event of bankruptcy, insolvency or similar distressed scenarios. Bank loans may also be illiquid, not readily marketable, or subject to restrictions on resale.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Illiquid Investments

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, no Fund may acquire an “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. At March 31, 2023, the SFT Balanced Stabilization Fund and the SFT International Bond Fund held 4 and 1 illiquid securities of $5,182,913 and 107,304 which represents 0.8% and 0.1% of net assets, respectively.

Fair Value Measurement

The Trust utilizes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs when determining fair value. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset or liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

Securian Funds Trust

Notes to Financial Statements – continued

The following is a summary of the levels used as of March 31, 2023, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at
	March 31, 2023 using
Fund	Level 1	Level 2	Level 3	Total
SFT Balanced Stabilization Fund
Assets
Government Obligations	$—	$31,580,782	$—	$31,580,782
Other Mortgage-Backed Securities	—	1,367,906	—	1,367,906
Corporate Obligations	—	216,723,094	—	216,723,094
Purchased Options	252,408	—	—	252,408
Investment Companies	377,518,811	—	—	377,518,811
Total Investments	377,771,219	249,671,782	—	627,443,001

Other Financial Instruments*
Futures Contracts	2,439,000	—	—	2,439,000

Liabilities
Other Financial Instruments*
Written Options	(35,802)	—	—	(35,802)

SFT Core Bond Fund
Assets
Government Obligations	—	261,090,889	—	261,090,889
Asset-Backed Securities	—	29,551,822	—	29,551,822
Other Mortgage-Backed Securities	—	56,392,341	—	56,392,341
Corporate Obligations	—	116,190,295	—	116,190,295
Bank Loans	—	8,808,455	—	8,808,455
Foreign Bonds	—	2,862,632	—	2,862,632
U.S. Government Agencies and Obligations	—	62,689,938	—	62,689,938
Investment Companies	5,765,899	—	—	5,765,899
Total Investments	5,765,899	537,586,372	—	543,352,271

Other Financial Instruments*
Futures Contracts	1,147,074	—	—	1,147,074

Liabilities
Other Financial Instruments*
Futures Contracts	(6,752)	—	—	(6,752)

SFT Delaware IvySM Growth Fund
Assets
Common Stocks	527,905,597	—	—	527,905,597
Investment Companies	3,202,987	—	—	3,202,987
Total Investments	531,108,584	—	—	531,108,584

SFT Delaware IvySM Small Cap Growth Fund
Assets
Common Stocks	146,881,005	—	—	146,881,005
Investment Companies	4,497,774	—	—	4,497,774
Total Investments	151,378,779	—	—	151,378,779

Securian Funds Trust

Notes to Financial Statements – continued

Fair Value Measurement - (continued)

	Fair Value Measurement at March 31, 2023 using
Fund	Level 1	Level 2	Level 3	Total
SFT Equity Stabilization Fund
Assets
Investment Companies	$320,360,994	$—	$—	$320,360,994
Purchased Options	129,440	—	—	129,440
Total Investments	320,490,434	—	—	320,490,434

Other Financial Instruments*
Futures Contracts	758,191	—	—	758,191

Liabilities
Other Financial Instruments*
Written Options	(18,360)	—	—	(18,360)

SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	195,324,742	—	—	195,324,742
Long-Term Debt Securities	—	996,250	—	996,250
Investment Companies	5,955,193	—	—	5,955,193
Total Investments	201,279,935	996,250	—	202,276,185

Liabilities
Other Financial Instruments*
Futures Contracts	(107,837)	—	—	(107,837)

SFT Index 500 Fund
Assets
Common Stocks	1,039,658,222	—	—	1,039,658,222
Investment Companies	25,119,027	—	—	25,119,027
Total Investments	1,064,777,249	—	—	1,064,777,249

Other Financial Instruments*
Futures Contracts	672,176	—	—	672,176

SFT International Bond Fund
Assets
Long-Term Debt Securities	—	78,035,674	—	78,035,674
Investment Companies	1,736,469	—	—	1,736,469
Total Investments	1,736,469	78,035,674	—	79,772,143

Other Financial Instruments*
Forward Foreign Currency Contracts	—	116,081	—	116,081
Futures Contracts	44,418	—	—	44,418

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(780,408)	—	(780,408)
Futures Contracts	(10,955)	—	—	(10,955)

Securian Funds Trust

Notes to Financial Statements – continued

Fair Value Measurement - (continued)

	Fair Value Measurement at March 31, 2023 using
Fund	Level 1	Level 2	Level 3	Total
SFT Real Estate Securities Fund
Assets
Common Stocks	$115,113,321	$—	$—	$115,113,321
Investment Companies	1,765,560	—	—	1,765,560
Total Investments	116,878,881	—	—	116,878,881
SFT T. Rowe Price Value Fund
Assets
Common Stocks	181,807,925	—	—	181,807,925
Investment Companies	503,213	—	—	503,213
Total Investments	182,311,138	—	—	182,311,138
SFT Wellington Core Equity Fund
Assets
Common Stocks	111,799,010	—	—	111,799,010
Investment Companies	1,451,410	—	—	1,451,410
Total Investments	113,250,420	—	—	113,250,420

* Investments in Other Financial Instruments are derivative instruments reflected in the Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the investments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Securian Funds Trust

Notes to Financial Statements – continued

Bank Loans – These securities are generally valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Bank Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency – These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds’ policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1, 2, and 3 during the period.

Other Risks

The Funds can invest in securities of foreign issuers, which may subject them to investment risks not normally associated with investing in U.S. securities. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations.